UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-07857
                                                     ---------

                Oppenheimer Commodity Strategy Total Return Fund
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                      Date of reporting period: 06/30/2008
                                                ----------

ITEM 1. REPORTS TO STOCKHOLDERS.

  JUNE 30, 2008

--------------------------------------------------------------------------------

      Oppenheimer                                               Management
      Commodity Strategy                                       Commentaries
      Total Return Fund(R)                                          and
                                                                Semiannual
                                                                  Report

--------------------------------------------------------------------------------

     MANAGEMENT COMMENTARIES

       An Interview with Your Fund's Managers

       Listing of Top Holdings

     SEMIANNUAL REPORT

       Listing of Investments

       Financial Statements

                                                         [OPPENHEIMERFUNDS LOGO]

TOP HOLDINGS AND ALLOCATIONS
--------------------------------------------------------------------------------

SECTOR ALLOCATION ON COMMODITY-LINKED SECURITIES
-----------------------------------------------------------------------------
Energy                                                               78%
-----------------------------------------------------------------------------
Agriculture                                                          13
-----------------------------------------------------------------------------
Industrial Metals                                                     5
-----------------------------------------------------------------------------
Livestock                                                             2
-----------------------------------------------------------------------------
Precious Metals                                                       2

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are dollar-weighted based on percentages of commodity-linked securities. Commodity-linked securities are investments whose return is based upon the price movements (whether up or down) of a particular commodity or basket of commodities. The Fund's allocation of its investments within each sector of the GSCI may differ (at times, significantly) from the sector weightings of the GSCI. The Fund is not an index fund.

PORTFOLIO ALLOCATION

[PIE CHART]

Mortgage-Backed Obligations                                        26.6%
Wholly-Owned Subsidiary                                            23.7
Hybrid Instruments                                                 23.0
Corporate Bonds                                                    16.4
Investment Companies                                                9.5
Other Bonds                                                         0.8

Portfolio holdings and allocations are subject to change. Percentages are as of June 30, 2008, and are based on the total market value of investments.

              10 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES
--------------------------------------------------------------------------------

      Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. INVESTORS SHOULD CONSIDER THE FUND'S INVESTMENT OBJECTIVES, RISKS, AND OTHER CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. THE FUND'S PROSPECTUS CONTAINS THIS AND OTHER INFORMATION ABOUT THE FUND, AND MAY BE OBTAINED BY ASKING YOUR FINANCIAL ADVISOR, CALLING US AT 1.800.525.7048 OR VISITING OUR WEBSITE AT WWW.OPPENHEIMERFUNDS.COM. READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

      The Fund's investment strategy and focus can change over time. The mention of specific fund holdings does not constitute a recommendation by OppenheimerFunds, Inc. Please note that Oppenheimer Commodity Strategy Total Return Fund is non-diversified and invests a substantial portion of its assets in derivative instruments that entail potentially higher volatility and risk of loss than traditional equity or debt securities. The Fund is not intended as a complete investment program and is intended for investors with long-term investment goals who are willing to accept this risk.

      CLASS A shares of the Fund were first publicly offered on 3/31/97. Class A returns include the current maximum initial sales charge of 5.75%.

      CLASS B shares of the Fund were first publicly offered on 3/31/97. Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the 10-year return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

      CLASS C shares of the Fund were first publicly offered on 3/31/97. Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

              11 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES
--------------------------------------------------------------------------------

      CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

      CLASS Y shares of the Fund were first publicly offered on 3/31/97. Class Y shares are offered only to certain institutional investors under a special agreement with the Distributor, and to present or former officers, directors, trustees or employees (and their eligible family members) of the Fund, the Manager, its affiliates, its parent company and the subsidiaries of its parent company, and retirement plans established for the benefit of such individuals.

      An explanation of the calculation of performance is in the Fund's Statement of Additional Information.

              12 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FUND EXPENSES
--------------------------------------------------------------------------------

      FUND EXPENSES. As a shareholder of the Fund, you incur two types of costs:
      (1) transaction costs, which may include sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions; and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and service fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The examples are based on an investment of $1,000.00 invested at the beginning of the period and held for the entire 6-month period ended June 30, 2008.

      ACTUAL EXPENSES. The first section of the table provides information about actual account values and actual expenses. You may use the information in this section for the class of shares you hold, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.60), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

      HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES. The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for each class of shares, and an assumed rate of return of 5% per year for each class before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or contingent deferred sales charges (loads), redemption fees, or a $12.00 fee imposed annually on accounts valued at less than $500.00 (subject to exceptions

              13 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FUND EXPENSES Continued
--------------------------------------------------------------------------------

      described in the Statement of Additional Information). Therefore, the "hypothetical" section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                BEGINNING         ENDING          EXPENSES
                                ACCOUNT           ACCOUNT         PAID DURING
                                VALUE             VALUE           6 MONTHS ENDED
ACTUAL                          JANUARY 1, 2008   JUNE 30, 2008   JUNE 30, 2008
----------------------------------------------------------------------------------
Class A                         $  1,000.00       $  1,419.40     $   6.21
----------------------------------------------------------------------------------
Class B                            1,000.00          1,414.10        11.45
----------------------------------------------------------------------------------
Class C                            1,000.00          1,414.20        10.91
----------------------------------------------------------------------------------
Class N                            1,000.00          1,415.90         8.68
----------------------------------------------------------------------------------
Class Y                            1,000.00          1,422.50         3.56

HYPOTHETICAL
(5% return before expenses)
----------------------------------------------------------------------------------
Class A                            1,000.00          1,019.74         5.19
----------------------------------------------------------------------------------
Class B                            1,000.00          1,015.42         9.57
----------------------------------------------------------------------------------
Class C                            1,000.00          1,015.86         9.11
----------------------------------------------------------------------------------
Class N                            1,000.00          1,017.70         7.25
----------------------------------------------------------------------------------
Class Y                            1,000.00          1,021.93         2.97

Expenses are equal to the Fund's annualized expense ratio for that class, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period). Those annualized expense ratios, excluding indirect expenses from affiliated fund, based on the 6-month period ended June 30, 2008 are as follows:

CLASS             EXPENSE RATIOS
----------------------------------
Class A               1.03%
----------------------------------
Class B               1.90
----------------------------------
Class C               1.81
----------------------------------
Class N               1.44
----------------------------------
Class Y               0.59

The expense ratios reflect reduction to custodian expenses and voluntary waivers or reimbursements of expenses by the Fund's Manager and Transfer Agent that can be terminated at any time, without advance notice. The "Financial Highlights" tables in the Fund's financial statements, included in this report, also show the gross expense ratios, without such waivers or reimbursements and reduction to custodian expenses, if applicable.

              14 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                                  SHARES            VALUE
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
WHOLLY-OWNED SUBSIDIARY--24.6%
-----------------------------------------------------------------------------------------------------------

RAF Fund Ltd. 1 (Cost $109,280,539)                                            4,000,000   $  543,784,651

                                                                               PRINCIPAL
                                                                                  AMOUNT
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--0.9%
-----------------------------------------------------------------------------------------------------------

Capital One Prime Auto Receivables Trust, Automobile Asset-Backed
Certificates, Series 2005-1, Cl. A4, 2.491%, 4/15/11 2                      $  6,416,763        6,402,196
-----------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates, Series 2005-2,
Cl. 2A1B, 5.18%, 8/25/35 2                                                       771,184          774,334
-----------------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust 2006-WMC3, Mtg. Pass-Through
Certificates, Series 2006-WMC3, Cl. A3, 2.583%, 8/25/36 2                      3,200,000        2,760,704
-----------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates, Series 1999-I,
Cl. ECFD, 5.827%, 1/25/29 2,3                                                    405,715           52,743
-----------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 2.583%, 7/1/36 2                                       1,940,000        1,866,407
-----------------------------------------------------------------------------------------------------------
RASC Series 2006-KS7 Trust, Home Equity Mtg. Asset-Backed Pass-Through
Certificates, Series 2006-KS7, Cl. A2, 2.583%, 9/25/36 2                       6,913,000        6,688,229
-----------------------------------------------------------------------------------------------------------
Salomon Smith Barney Mutual Fund Fee Trust XIV, Asset-Backed Nts.,
Series 2000-14, Cl. 2, 8.61%, 9/30/08 3                                        2,946,769           89,582
-----------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity
Asset-Backed Obligations, Series 2005-BC3, Cl. A2B, 2.733%, 6/25/36 2            789,139          784,763
                                                                                           ----------------

Total Asset-Backed Securities (Cost $23,354,170)                                               19,418,958

-----------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--27.5%
-----------------------------------------------------------------------------------------------------------

GOVERNMENT AGENCY--16.3%
-----------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--16.3%
Federal Home Loan Mortgage Corp.:
-----------------------------------------------------------------------------------------------------------
4.50%, 9/15/18-10/15/18                                                        1,152,459        1,127,111
6%, 7/15/17                                                                    1,038,955        1,064,770
6.50%, 6/15/16-8/15/32                                                         4,883,780        5,084,309
7%, 12/1/23                                                                    3,757,465        3,974,750
8%, 4/1/16                                                                        70,810           75,271
9%, 8/1/22-5/1/25                                                                 22,577           24,795
-----------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 2001-81, Cl. HE, 6.50%, 1/25/32                                         1,160,872        1,207,305
Series 2002-66, Cl. FG, 3.483%, 9/25/32 2                                      1,212,662        1,246,703
Series 2002-84, Cl. FB, 3.483%, 12/25/32 2                                     6,384,689        6,488,105
Series 2003-11, Cl. FA, 3.483%, 9/25/32 2                                      4,542,210        4,606,605
Series 2080, Cl. C, 6.50%, 8/15/28                                             2,051,468        2,143,878
Series 2080, Cl. Z, 6.50%, 8/15/28 4                                           1,121,218        1,177,742
Series 2116, Cl. ZA, 6%, 1/15/29                                               5,395,695        5,553,972
Series 2191, Cl. TZ, 7%, 10/15/29                                              2,310,034        2,453,376
Series 2341, Cl. FP, 3.371%, 7/15/31 2                                         2,595,147        2,603,236
Series 2427, Cl. ZM, 6.50%, 3/15/32                                            3,451,813        3,625,740

             F1 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                PRINCIPAL
                                                                                   AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates: Continued
Series 2436, Cl. MC, 7%, 4/15/32                                            $   1,272,823   $    1,352,835
Series 2465, Cl. PG, 6.50%, 6/15/32                                             5,369,675        5,617,650
Series 2754, Cl. PE, 5%, 2/15/34                                                2,735,000        2,561,329
Series 2844, Cl. PE, 5%, 8/15/34                                                6,185,000        5,802,630
------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security, Series 177, Cl. IO, 15.764%, 7/1/26 5                       508,518          135,645
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/19                                                                  1,954,966        1,907,558
4.50%, 7/1/22 6                                                                35,379,000       34,195,997
5%, 12/25/17-3/1/34                                                            38,834,831       38,336,176
5%, 3/1/18-12/1/33 4                                                           40,527,004       39,663,131
5%, 7/1/22 6                                                                   29,230,000       28,905,722
5.50%, 11/25/17-9/1/36                                                         22,693,862       22,662,494
5.50%, 3/25/21-8/25/33 4                                                        8,887,740        8,830,938
5.50%, 7/1/22-7/1/37 6                                                         15,390,000       15,211,161
6%, 7/25/21-11/1/33                                                            37,007,134       37,777,625
6%, 6/25/21-4/25/33 4                                                           7,632,318        7,764,760
6%, 7/1/22 6                                                                   14,780,000       15,151,806
6.50%, 5/25/17-6/25/31                                                         10,637,354       11,092,855
6.50%, 5/25/33 4                                                                  474,786          493,249
7%, 11/1/17-4/25/33                                                            14,438,665       15,264,510
8.50%, 7/1/32                                                                      11,711           12,901
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23                                         3,109,166        3,234,693
Trust 1999-64, Cl. TH, 7.50%, 12/25/29                                          5,871,623        6,259,610
Trust 2002-9, Cl. PC, 6%, 3/25/17                                               3,629,930        3,775,987
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                 46,426           46,324
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                               149,563          158,901
Trust 2006-44, Cl. OA, 5.50%, 12/25/26 4                                        6,812,434        6,934,673
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2005-87, Cl. SE, 99.999%, 10/25/35 5                                     10,413,576          693,130
Trust 2006-42, Cl. CI, 33.62%, 6/25/36 5                                       14,633,470        1,371,668
Trust 2006-51, Cl. SA, 29.206%, 6/25/36 5                                      19,100,607        1,792,359
Trust 294, Cl. 2, 14.985%, 2/1/28 5                                               408,631          114,903
Trust 321, Cl. 2, 13.321%, 4/1/32 5                                             1,861,423          479,080
Trust 331, Cl. 5, 9.175%, 2/1/33 5                                              4,344,557          973,778
Trust 342, Cl. 2, 13.141%, 9/1/33 5                                             1,497,968          402,949
                                                                                            ----------------

                                                                                               361,436,695
------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.0%
Government National Mortgage Assn., 8.50%, 8/1/17-12/15/17                         39,988           43,663

             F2 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

                                                                                PRINCIPAL
                                                                                   AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------
NON-AGENCY--11.2%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL--6.1%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2006-5, Cl. A2, 5.348%, 10/10/11          $   5,325,000   $   5,254,117
-----------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., Mtg. Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                          1,112,414       1,115,057
-----------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2005-12, Mtg. Pass-Through Certificates,
Series 2005-12, Cl. 12A1, 5.348%, 2/1/36 2                                      5,443,371       5,164,557
-----------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc., Commercial Mtg.
Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                                 410,570         400,386
-----------------------------------------------------------------------------------------------------------
ChaseFlex Trust 2006-2, Multiclass Mtg. Pass-Through Certificates,
Series 2006-2, Cl. A1B, 2.493%, 8/25/08 2                                       1,424,956       1,390,123
-----------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2003-J5, Mtg. Pass-Through Certificates,
Series 2003-J5,. Cl. 2A1, 5%, 7/1/08                                            8,546,360       8,267,147
-----------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates:
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                                      3,700,000       3,603,625
Series 2007-CD4, Cl. A4, 5.322%, 12/1/49                                        4,460,000       4,131,751
-----------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust, Mtg. Pass-Through
Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                        1,157,248       1,146,858
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                                            541,562         532,893
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36                                      3,595,484       3,541,144
-----------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                           370,852         368,117
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                         1,300,000       1,297,603
-----------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Funding Corp., Commercial Mtg.
Pass-Through Certificates, Series 2007-GG9, Cl. A2, 5.381%, 3/10/39             5,580,000       5,463,873
-----------------------------------------------------------------------------------------------------------
Greenwich Capital Commercial Mortgage 2007-GG11, Commercial Mtg.
Pass-Through Certificates, Series 2007-GG11, Cl. A4, 5.736%, 8/1/17             4,520,000       4,282,135
-----------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations,
Series 2006-GG8, Cl. A2, 5.479%, 11/1/39                                       10,756,000      10,676,863
-----------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp., Commercial
Mtg. Pass-Through Certificates:
Series 2007-LD11, Cl. A2, 5.992%, 6/15/49 2                                     4,635,000       4,598,472
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                       3,060,000       3,024,504
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                      4,000,000       3,897,618
-----------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2005-C7, Commercial Mtg.
Pass-Through Certificates, Series 2005-C7, Cl. A2, 5.103%, 11/11/30            10,400,000      10,381,074
-----------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg.
Pass-Through Certificates, Series 2006-C1, Cl. A2, 5.084%, 2/11/31              5,830,000       5,780,727
-----------------------------------------------------------------------------------------------------------
Merrill Lynch/Countrywide Commercial Mortgage Trust 2007-9,
Commercial Mtg. Pass-Through Certificates, Series 2007-9, Cl. A4,
5.70%, 9/1/17                                                                  17,040,000      16,101,551

             F3 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL
                                                                                     AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through Certificates,
Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                       $     266,571   $      267,832
--------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, Mtg. Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                               4,771,122        4,723,064
--------------------------------------------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through Certificates,
Series 2007-1, Cl. 2A1, 5.829%, 2/1/37 2                                         14,991,597       13,772,873
--------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48              3,683,000        3,624,835
--------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR8, Cl. 1A4, 5.882%, 8/1/46 2            11,439,414       11,081,513
                                                                                              ----------------

                                                                                                 133,890,312

--------------------------------------------------------------------------------------------------------------
MULTIFAMILY--0.7%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through Certificates,
Series 2003-E, Cl. 2A2, 4.606%, 6/25/33 2                                         2,682,881        2,676,790
--------------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2006-4, Mtg. Pass-Through Certificates,
Series 2006-4, Cl. 2A1, 5.794%, 10/25/36 2                                        1,930,243        1,714,230
--------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2003-46, Mtg. Pass-Through Certificates,
Series 2003-46, Cl. 1A2, 4.13%, 1/19/34 2                                         4,941,359        4,902,292
--------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 1 A3A, 5.89%, 7/25/36 2                        4,117,536        3,998,569
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR10, Cl. 2A1, 5.646%, 7/25/36 2           2,076,779        2,011,345
                                                                                              ----------------

                                                                                                  15,303,226

--------------------------------------------------------------------------------------------------------------
RESIDENTIAL--4.4%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates, Series 2007-4, Cl. A4, 5.936%, 7/1/17 2               17,550,000       16,747,956
--------------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2005-J1, Mtg. Pass-Through Certificates,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                           5,426,612        4,779,548
--------------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2005-J3, Mtg. Pass-Through Certificates,
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                           1,674,213        1,612,670
--------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates,
Series 2005-AR7, Cl. 4A1, 5.347%, 11/25/35 2                                     15,497,519       14,661,394
--------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2007-C7, Commercial Mtg.
Pass-Through Certificates, Series 2007-C7, Cl. A3, 5.866%, 9/11/45               17,550,000       16,779,938
--------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through
Certificates, Series 2006-3, Cl. 2A1, 6.073%, 10/25/36 2                         13,943,531       13,495,602
--------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3, 5.427%, 6/25/36 2                          1,660,000        1,563,889

             F4 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

                                                                                  PRINCIPAL
                                                                                     AMOUNT            VALUE
--------------------------------------------------------------------------------------------------------------
RESIDENTIAL Continued
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                        $   2,514,217   $    2,499,089
--------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust, Mtg.
Pass-Through Certificates, Series 2003-AR9, Cl. 2A, 4.046%, 9/25/33 2             1,880,501        1,800,326
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR10, Cl. 5A6, 5.595%, 7/1/36 2           12,003,195       11,567,882
--------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR13, Cl. A2, 5.752%, 9/1/36 2            13,292,391       12,911,272
                                                                                              ----------------

                                                                                                  98,419,566
                                                                                              ----------------

Total Mortgage-Backed Obligations (Cost $609,705,705)                                            609,093,462

--------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--16.9%
--------------------------------------------------------------------------------------------------------------

Allstate Life Global Funding Trust, 5.375% Nts., 4/30/13                          2,775,000        2,768,187
--------------------------------------------------------------------------------------------------------------
America Movil SAB de CV, 4.125% Unsec. Unsub. Nts., 3/1/09                        2,520,000        2,536,939
--------------------------------------------------------------------------------------------------------------
American General Finance Corp.:
5.20% Nts., Series J, 12/15/11                                                    4,950,000        4,689,472
5.625% Nts., Series J, 8/17/11                                                    2,695,000        2,636,349
--------------------------------------------------------------------------------------------------------------
Amgen, Inc., 4% Sr. Unsec. Nts., 11/18/09                                         6,330,000        6,339,609
--------------------------------------------------------------------------------------------------------------
AT&T Wireless Services, Inc., 7.875% Sr. Unsec. Nts., 3/1/11                      2,587,000        2,756,645
--------------------------------------------------------------------------------------------------------------
BAE Systems Holdings, Inc., 4.75% Nts., 8/15/10 7                                 8,030,000        8,132,021
--------------------------------------------------------------------------------------------------------------
Banco Popular North America, Inc., 5.65% Sr. Unsec. Nts., 4/15/09                 4,420,000        4,378,054
--------------------------------------------------------------------------------------------------------------
Banco Santander Central Hispano Issuances Ltd., 7.625% Sub. Nts., 11/3/09         1,190,000        1,220,701
--------------------------------------------------------------------------------------------------------------
Bank of America Corp., 4.90% Sr. Unsec. Nts., 5/1/13                              7,230,000        6,987,694
--------------------------------------------------------------------------------------------------------------
Bank United, 8% Unsec. Sub. Nts., Series A, 3/15/09 3                             6,938,000        6,748,502
--------------------------------------------------------------------------------------------------------------
Bear Stearns Co., 4.55% Nts., Series B, 6/23/10                                   8,065,000        8,002,319
--------------------------------------------------------------------------------------------------------------
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                2,250,000        2,323,017
--------------------------------------------------------------------------------------------------------------
British Telecommunications plc, 8.625% Nts., 12/15/10                             5,630,000        6,049,621
--------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875% Sr. Unsec. Nts., 5/10/12                    4,920,000        3,474,474
--------------------------------------------------------------------------------------------------------------
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                        7,135,000        7,365,332
--------------------------------------------------------------------------------------------------------------
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09 3                                    1,955,000        1,867,025
--------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                 3,885,000        3,943,158
--------------------------------------------------------------------------------------------------------------
CIGNA Corp., 7% Sr. Unsec. Nts., 1/15/11                                          2,705,000        2,785,130
--------------------------------------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10                    2,955,000        2,473,143
--------------------------------------------------------------------------------------------------------------
Citigroup, Inc.:
5.50% Sr. Unsec. Nts., 4/11/13                                                    9,200,000        8,991,988
6% Nts., 2/21/12 4                                                                  490,000          494,518
--------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                           3,870,000        3,281,772
--------------------------------------------------------------------------------------------------------------
CNA Financial Corp., 6.60% Sr. Unsec. Unsub. Nts., 12/15/08                       7,120,000        7,174,126

             F5 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL
                                                                                    AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
-----------------------------------------------------------------------------------------------------------

Comcast Cable Communications LLC, 6.875% Sr. Unsec. Unsub. Nts., 6/15/09      $  2,380,000   $  2,444,957
-----------------------------------------------------------------------------------------------------------
Comcast Corp., 5.85% Sr. Unsec. Unsub. Nts., 1/15/10                             6,305,000      6,404,688
-----------------------------------------------------------------------------------------------------------
CVS Corp., 4% Sr. Unsec. Nts., 9/15/09                                           1,590,000      1,581,905
-----------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                           1,970,000      1,974,925
-----------------------------------------------------------------------------------------------------------
DaimlerChrysler North America Holding Corp.:
7.30% Nts., 1/15/12                                                              3,265,000      3,458,931
3.138% Nts., Series E, 3/13/09 2                                                 1,775,000      1,769,908
-----------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10 2          2,399,000      2,539,382
-----------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.65% Sr. Unsec. Unsub. Nts., Series A, 4/15/09                  6,750,000      6,850,116
-----------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 4.625% Sr. Unsec. Nts.,
Series B, 10/15/09                                                               6,985,000      6,962,648
-----------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08                1,935,000      1,937,291
-----------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45% Unsec. Unsub. Nts., Series B, 11/15/11                  7,790,000      8,001,958
-----------------------------------------------------------------------------------------------------------
Fiserv, Inc., 6.125% Sr. Unsec. Unsub. Nts., 11/20/12                            6,260,000      6,299,995
-----------------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.80% Sr. Unsec. Nts., 5/1/13                    4,270,000      4,189,408
-----------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., 5.231% Sr. Nts., 5/16/09                               9,860,000      9,910,148
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 6.875% Bonds, 1/15/11                           4,550,000      4,727,109
-----------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 5.55%, Sr. Unsec. Nts.,
8/16/08                                                                          2,850,000      2,855,176
-----------------------------------------------------------------------------------------------------------
Home Depot, Inc. (The), 3.75% Sr. Unsec. Nts., 9/15/09                           3,185,000      3,115,682
-----------------------------------------------------------------------------------------------------------
Hutchison Whampoa Ltd., 5.45% Sr. Unsec. Unsub. Nts., 11/24/10 7                 6,825,000      6,885,852
-----------------------------------------------------------------------------------------------------------
International Paper Co., 4.25% Sr. Unsec. Nts., 1/15/09                          3,185,000      3,174,986
-----------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 7.375% Unsec. Nts., 8/15/08                               4,945,000      4,958,450
-----------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                                                   3,580,000      3,452,799
7.75% Sr. Unsec. Nts., 2/15/12                                                     470,000        503,317
-----------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.50% Sr. Unsec. Nts., 11/1/10                 5,225,000      5,496,538
-----------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.25% Sr. Unsec. Nts., 6/1/09                                  2,490,000      2,556,921
-----------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc.:
3.60% Sr. Unsec. Nts., 3/13/09                                                   3,530,000      3,473,555
3.95% Sr. Unsec. Nts., Series G, 11/10/09                                        4,330,000      4,190,778
4.25% Nts., Series G, 1/27/10                                                    5,200,000      5,065,793
6.625% Nts., 1/18/12                                                             2,560,000      2,535,647
2.998% Sr. Unsec. Nts., Series H, 10/22/08 2                                     4,330,000      4,313,996
-----------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                       243,000        236,925
-----------------------------------------------------------------------------------------------------------
Mack-Cali Realty LP, 7.25% Unsec. Nts., 3/15/09                                  7,544,000      7,628,976
-----------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 7.125% Sr. Unsec. Nts., 6/15/09                     1,260,000      1,272,959
-----------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, 5.125% Sr. Sec. Nts., 4/10/13 7              6,825,000      6,730,324
-----------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                               9,550,000      9,720,850
-----------------------------------------------------------------------------------------------------------
National Fuel Gas Co., 6% Nts., Series D, 3/1/09                                 6,620,000      6,667,326
-----------------------------------------------------------------------------------------------------------
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                2,410,000      2,444,109
-----------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 7.75% Sr. Unsec. Nts., Series G, 10/1/08             9,527,000      9,608,408

             F6 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND


                                                                                 PRINCIPAL
                                                                                    AMOUNT          VALUE
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES Continued
-----------------------------------------------------------------------------------------------------------

NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                      $  6,040,000   $  6,268,270
-----------------------------------------------------------------------------------------------------------
Panhandle Eastern Pipe Line Co. LLC, 4.80% Sr. Unsec. Nts., 8/15/08              8,845,000      8,843,187
-----------------------------------------------------------------------------------------------------------
Pearson Dollar Finance Two plc, 5.50% Nts., 5/6/13 7                             2,785,000      2,761,486
-----------------------------------------------------------------------------------------------------------
PPL Electric Utilities Corp., 6.25% Sr. Sec. Bonds 8/15/09                         290,000        296,444
-----------------------------------------------------------------------------------------------------------
Pricoa Global Funding I, 3.90% Nts., 12/15/08 7                                  1,140,000      1,134,796
-----------------------------------------------------------------------------------------------------------
Public Service Co. of New Mexico, 4.40% Sr. Unsec. Nts., 9/15/08                 1,235,000      1,230,811
-----------------------------------------------------------------------------------------------------------
Regions Financial Corp., 4.50% Bonds, 8/8/08                                     1,385,000      1,386,752
-----------------------------------------------------------------------------------------------------------
Rio Tinto Finance USA Ltd., 2.625% Unsec. Nts., 9/30/08                          2,945,000      2,936,489
-----------------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 9.625% Sr. Sec. Nts., 5/1/11                                293,000        324,618
-----------------------------------------------------------------------------------------------------------
Safeway, Inc., 7.50% Sr. Unsec. Nts., 9/15/09                                    8,600,000      8,884,299
-----------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                              6,220,000      6,560,517
-----------------------------------------------------------------------------------------------------------
Simon Property Group LP, 4.60% Sr. Unsec. Unsub. Nts., 6/15/10                   6,470,000      6,368,932
-----------------------------------------------------------------------------------------------------------
Telecom Italia Capital SpA:
4% Sr. Unsec. Nts., 11/15/08                                                     1,200,000      1,199,964
4% Unsec. Unsub. Nts., 1/15/10                                                   6,150,000      6,070,253
-----------------------------------------------------------------------------------------------------------
Telefonica Europe BV, 7.75% Unsec. Nts., 9/15/10                                   730,000        769,897
-----------------------------------------------------------------------------------------------------------
Telefonos de Mexico SAB de CV, 4.75% Sr. Unsec. Unsub. Nts., 1/27/10             9,880,000      9,948,883
-----------------------------------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13                                          2,280,000      2,263,755
-----------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc., 5.40% Sr. Unsec. Nts., 7/2/12                           6,295,000      6,239,377
-----------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                              1,140,000      1,114,654
-----------------------------------------------------------------------------------------------------------
Vodafone Group plc, 7.75% Unsec. Unsub. Nts., 2/15/10                            7,330,000      7,663,449
-----------------------------------------------------------------------------------------------------------
Vornado Realty LP, 4.50% Unsec. Unsub. Nts., 8/15/09                             4,825,000      4,679,415
-----------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                              5,315,000      5,481,524
-----------------------------------------------------------------------------------------------------------
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09                                      8,925,000      9,188,734
                                                                                             --------------

Total Corporate Bonds and Notes (Cost $379,008,568)                                           374,979,038

-----------------------------------------------------------------------------------------------------------
HYBRID INSTRUMENTS--23.9%
-----------------------------------------------------------------------------------------------------------

COMMODITY-LINKED SECURITIES--20.7%
AIG International, Inc.:
Goldman Sachs Commodity Index Excess Return Linked Nts., 2.85%,
5/19/09 7,8                                                                     26,000,000     36,523,029
Goldman Sachs Commodity Index Excess Return Linked Nts., 3.374%,
1/26/09 7,8                                                                     29,000,000     66,224,270
-----------------------------------------------------------------------------------------------------------
Cargill, Inc.:
Goldman Sachs Commodity Index Total Return Linked Nts., 2.499%,
4/8/09 8                                                                        60,000,000    107,701,032
Goldman Sachs Commodity Index Total Return Linked Nts., 2.831%,
2/9/09 8                                                                        42,500,000     98,139,313
-----------------------------------------------------------------------------------------------------------
Morgan Stanley Capital Services, Inc., Goldman Sachs Commodity Index
Total Return Linked Nts., 2.349%, 3/10/09 2,7,8                                 80,000,000    148,469,976
                                                                                             --------------

                                                                                              457,057,620

             F7 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL
                                                                                    AMOUNT             VALUE
--------------------------------------------------------------------------------------------------------------
STRUCTURED SECURITIES--3.2%
Goldman Sachs Group, Inc. (The):
AB Svensk Exportkredit Linked Nts., 2.538%, 1/13/09 2                         $ 12,000,000   $    18,152,400
AB Svensk Exportkredit Linked Nts., 2.436%, 6/23/09 2                           40,000,000        52,500,000
                                                                                             -----------------

                                                                                                  70,652,400
                                                                                             -----------------

Total Hybrid Instruments (Cost $289,500,000)                                                     527,710,020

                                                                                    SHARES
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
INVESTMENT COMPANY--9.8%
--------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E, 2.69% 9,10
(Cost $216,804,614)                                                            216,804,614       216,804,614

--------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $1,627,653,596)                                    103.6%    2,291,790,743
--------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                 (3.6)      (79,618,665)
                                                                              --------------------------------

NET ASSETS                                                                           100.0%  $ 2,212,172,078
                                                                              ================================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Non-income producing security.

2. Represents the current interest rate for a variable or increasing rate security.

3. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $8,757,852, which represents 0.40% of the Fund's net assets. See Note 8 of accompanying Notes.

4. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $35,500,438. See Note 5 of accompanying Notes.

5. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $5,963,512 or 0.27% of the Fund's net assets as of June 30, 2008.

6. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See Note 1 of accompanying Notes.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $276,861,754 or 12.52% of the Fund's net assets as of June 30, 2008.

8. Security is linked to the Goldman Sachs Commodity Index, the Goldman Sachs Commodity Excess Return Index or the Goldman Sachs Commodity Index Total Return Index. The indexes currently contain twenty-four commodities from the sectors of energy, metals, livestock and agricultural products. Individual components in the index are weighted by their respective world production values.

9. Rate shown is the 7-day yield as of June 30, 2008.

             F8 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

10. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended June 30, 2008, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                 SHARES          GROSS           GROSS            SHARES
                                      DECEMBER 31, 2007      ADDITIONS      REDUCTIONS     JUNE 30, 2008
----------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                           24,854,186    726,115,597     534,165,169       216,804,614

                                                                                                DIVIDEND
                                                                                 VALUE            INCOME
----------------------------------------------------------------------------------------------------------
Oppenheimer Institutional Money
Market Fund, Cl. E                                                        $216,804,614    $    1,202,736

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1 - quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
      2) Level 2 - inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
      3) Level 3 - unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                              INVESTMENTS IN    OTHER FINANCIAL
                                                                  SECURITIES       INSTRUMENTS*
      -------------------------------------------------------------------------------------------
      Level 1--Quoted Prices                                  $  760,589,262    $      (716,085)
      Level 2--Other Significant Observable Inputs             1,531,201,481         (7,098,665)
      Level 3--Significant Unobservable Inputs                            --                 --
                                                              -----------------------------------
      Total                                                   $2,291,790,743    $    (7,814,750)
                                                              ===================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

--------------------------------------------------------------------------------
FUTURE CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                                UNREALIZED
                                                 NUMBER OF    EXPIRATION                     APPRECIATION/
CONTRACT DESCRIPTION                 BUY/SELL    CONTRACTS          DATE           VALUE    (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
U.S. Long Bonds                          Sell          240       9/19/08    $ 27,742,500    $     (409,370)
U.S. Treasury Nts., 2 yr.                Sell        1,588       9/30/08     335,390,564          (641,789)
U.S. Treasury Nts., 5 yr.                Sell        2,627       9/30/08     290,427,165           784,381
U.S. Treasury Nts., 10 yr.               Sell        2,678       9/19/08     305,082,781        (1,285,111)
                                                                                            ----------------
                                                                                            $   (1,551,889)
                                                                                            ================

             F9 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF INVESTMENTS Unaudited/Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                                PAY/
                                                 BUY/SELL        NOTIONAL    RECEIVE                       PREMIUM
SWAP                                               CREDIT          AMOUNT      FIXED    TERMINATION        (PAID)/
COUNTERPARTY            REFERENCE ENTITY       PROTECTION          (000S)       RATE           DATE       RECEIVED         VALUE
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
Capital Markets         ABX.HE.AAA.06-2
LP                      Index                        Sell        $  9,030      0.11%        5/25/46    $   998,778  $ (2,754,012)
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley
Capital Services,       ABX.HE.AAA.06-2
Inc.                    Index                        Sell           2,850      0.11         5/25/46        883,352      (881,235)
-----------------------------------------------------------------------------------------------------------------------------------
                        ABX.HE.AAA.06-2
UBS AG                  Index                        Sell          3,150       0.11         5/25/46        984,211      (973,998)
                                                                                                       ----------------------------
                                                                                                       $ 2,866,341  $ (4,609,245)
                                                                                                       ============================

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

SWAP                   NOTIONAL               PAID BY           RECEIVED BY  TERMINATION
COUNTERPARTY             AMOUNT              THE FUND              THE FUND        DATES       VALUE
-----------------------------------------------------------------------------------------------------
Lehman Brothers
Holdings, Inc.:

                                     If positive, the      If negative, the
                                  Total Return of the   Total Return of the
                                      Lehman Brothers       Lehman Brothers
                                        U.S. CMBS AAA         U.S. CMBS AAA
                   $  8,890,000           8.5+ Index             8.5+ Index       3/1/09  $ (350,978)
                                                           If negative, the
                                     If positive, the  Total Return of  the
                                  Total Return of the       Lehman Brothers
                                      Lehman Brothers         U.S. CMBS AAA
                                        U.S. CMBS AAA       8.5+ Index plus
                     15,940,000            8.5+ Index      250 basis points       3/1/09    (600,534)
                                     If positive, the      If negative, the
                                  Total Return of the   Total Return of the
                                      Lehman Brothers       Lehman Brothers
                                        U.S. CMBS AAA         U.S. CMBS AAA
                      5,500,000            8.5+ Index            8.5+ Index       5/1/09    (217,141)
                                                           If negative, the
                                     If positive, the   Total Return of the
                                  Total Return of the       Lehman Brothers
                                      Lehman Brothers         U.S. CMBS AAA
                                        U.S. CMBS AAA      8.5+ Index minus
                     11,000,000            8.5+ Index       20 basis points       5/1/09    (435,871)
------------------------------------------------------------------------------------------------------
Morgan Stanley:
                                                          If negative, the
                                    If positive, the   Total Return of the
                                 Total Return of the       Lehman Brothers
                                     Lehman Brothers         U.S. CMBS AAA
                                       U.S. CMBS AAA      8.5+ Index minus
                      1,200,000           8.5+ Index       30 basis points       8/1/08    (47,184)

             F10 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS Continued
--------------------------------------------------------------------------------

SWAP                    NOTIONAL              PAID BY           RECEIVED BY  TERMINATION
COUNTERPARTY              AMOUNT             THE FUND              THE FUND        DATES         VALUE
--------------------------------------------------------------------------------------------------------
Morgan Stanley:
Continued

                                     If positive, the      If negative, the
                                  Total Return of the  Total Return of  the
                                      Lehman Brothers       Lehman Brothers
                                        U.S. CMBS AAA         U.S. CMBS AAA
                     $ 4,000,000           8.5+ Index            8.5+ Index       8/1/08  $   (155,283)
--------------------------------------------------------------------------------------------------------
                                                           If negative, the
                                     If positive, the   Total Return of the
                                  Total Return of the       Lehman Brothers
                                      Lehman Brothers         U.S. CMBS AAA
                                        U.S. CMBS AAA      8.5+ Index minus
Citibank NA           17,300,000           8.5+ Index       15 basis points       8/1/08      (682,429)
                                                                                          --------------
                                                                                          $ (2,489,420)
                                                                                          ==============

Abbreviation is as follows:

CMBS      Commercial Mortgage-Backed Securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             F11 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF ASSETS AND LIABILITES Unaudited
--------------------------------------------------------------------------------

JUNE 30, 2008
-------------------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------------------

Investments, at value--see accompanying statement of investments:
Unaffiliated companies (cost $1,301,568,443)                              $ 1,531,201,478
Affiliated companies (cost $216,804,614)                                      216,804,614
Wholly-owned subsidary (cost $109,280,539)                                    543,784,651
                                                                          -----------------
                                                                            2,291,790,743
-------------------------------------------------------------------------------------------
Cash                                                                              945,432
-------------------------------------------------------------------------------------------
Receivables and other assets:
Shares of beneficial interest sold                                             21,819,311
Interest and principal paydowns                                                10,099,681
Investments sold (including $7,850,353 sold on a when-issued or
delayed delivery basis)                                                         7,851,149
Other                                                                              27,423
                                                                          -----------------
Total assets                                                                2,332,533,739

-------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------

Swaps, at value (premiums received $2,866,341)                                  7,098,665
-------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased on a when-issued or delayed delivery basis              100,515,618
Shares of beneficial interest redeemed                                         10,543,796
Distribution and service plan fees                                                842,105
Futures margins                                                                   716,085
Transfer and shareholder servicing agent fees                                     234,162
Shareholder communications                                                        173,412
Trustees' compensation                                                             20,918
Other                                                                             216,900
                                                                          -----------------
Total liabilities                                                             120,361,661

-------------------------------------------------------------------------------------------
NET ASSETS                                                                $ 2,212,172,078
                                                                          =================

-------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                $       207,914
-------------------------------------------------------------------------------------------
Additional paid-in capital                                                  1,720,495,563
-------------------------------------------------------------------------------------------
Accumulated net investment loss                                              (118,288,521)
-------------------------------------------------------------------------------------------
Accumulated net realized loss on investments                                  (48,595,812)
-------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                    658,352,934
                                                                          -----------------
NET ASSETS                                                                $ 2,212,172,078
                                                                          =================

             F12 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

-------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
-------------------------------------------------------------------------------------------

Class A Shares:
Net asset value and redemption price per share (based on net assets of $1,157,154,209 and 108,502,806 shares of beneficial interest
outstanding) Maximum offering price per share (net asset value plus sales         $ 10.66
charge of 5.75% of offering price)                                                $ 11.31
-------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $115,203,275 and
11,021,159 shares of beneficial interest outstanding)                             $ 10.45
-------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $259,498,021 and
24,994,627 shares of beneficial interest outstanding)                             $ 10.38
-------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $37,883,185 and
3,600,503 shares of beneficial interest outstanding)                              $ 10.52
-------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share
(based on net assets of $ 642,433,388 and 59,794,975 shares of
beneficial interest outstanding)                                                  $ 10.74

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             F13 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

For the Six Months Ended June 30, 2008
----------------------------------------------------------------------------------
INVESTMENT INCOME
----------------------------------------------------------------------------------

Interest                                                          $   27,083,611
----------------------------------------------------------------------------------
Dividends from affiliated companies                                    1,202,736
                                                                  ----------------
Total investment income                                               28,286,347

----------------------------------------------------------------------------------
EXPENSES
----------------------------------------------------------------------------------

Management fees                                                        7,237,195
----------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                1,130,099
Class B                                                                  451,373
Class C                                                                1,011,541
Class N                                                                   70,813
----------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                  893,373
Class B                                                                  129,829
Class C                                                                  231,247
Class N                                                                   50,325
Class Y                                                                   33,487
----------------------------------------------------------------------------------
Shareholder communications:
Class A                                                                   65,412
Class B                                                                   19,903
Class C                                                                   17,393
Class N                                                                    3,671
Class Y                                                                    1,909
----------------------------------------------------------------------------------
Trustees' compensation                                                    12,664
----------------------------------------------------------------------------------
Custodian fees and expenses                                                3,128
----------------------------------------------------------------------------------
Administration service fees                                                  750
----------------------------------------------------------------------------------
Other                                                                     37,063
                                                                  ----------------
Total expenses                                                        11,401,175
Less reduction to custodian expenses                                      (2,879)
Less waivers and reimbursements of expenses                           (2,184,047)
                                                                  ----------------
Net expenses                                                           9,214,249
----------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                 19,072,098

             F14 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

----------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
----------------------------------------------------------------------------------

Net realized gain (loss) on:
----------------------------------------------------------------------------------

Investments from unaffiliated companies                            $ 301,269,846
Closing and expiration of futures contracts                           31,988,586
Swap contracts                                                        (3,494,144)
                                                                   ---------------
Net realized gain                                                    329,764,288
----------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                          306,367,505
Futures contracts                                                     (2,008,817)
Swap contracts                                                        (6,076,859)
                                                                   ---------------
Net change in unrealized appreciation                                298,281,829
----------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 647,118,215
                                                                   ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             F15 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                 SIX MONTHS             YEAR
                                                                                      ENDED            ENDED
                                                                               JUNE 30,2008     DECEMBER 31,
                                                                                (UNAUDITED)             2007
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------

Net investment income                                                        $   19,072,098  $    33,943,422
--------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                        329,764,288     (227,086,897)
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                           298,281,829      555,468,004
                                                                             ---------------------------------
Net increase in net assets resulting from operations                            647,118,215      362,324,529

--------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------

Dividends from net investment income:
Class A                                                                                  --      (95,405,939)
Class B                                                                                  --       (8,607,125)
Class C                                                                                  --      (19,379,159)
Class N                                                                                  --       (2,628,151)
Class Y                                                                                  --      (53,966,924)
                                                                             ---------------------------------
                                                                                         --     (179,987,298)

--------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
--------------------------------------------------------------------------------------------------------------

Net increase (decrease) in net assets resulting from beneficial interest transactions:
Class A                                                                          17,730,489      (23,795,443)
Class B                                                                           5,087,079      (17,962,931)
Class C                                                                          14,031,396      (19,054,716)
Class N                                                                           4,462,312          777,794
Class Y                                                                           4,370,972      127,785,636
                                                                             ---------------------------------
                                                                                 45,682,248       67,750,340

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------

Total increase                                                                  692,800,463      250,087,571
                                                                             ---------------------------------
Beginning of period                                                           1,519,371,615    1,269,284,044
                                                                             ---------------------------------

End of period (including accumulated net investment loss
of $118,288,521 and $137,360,619, respectively)                              $ 2,212,172,07  $ 1,519,371,615
                                                                             =================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             F16 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                         SIX MONTHS
                              ENDED              YEAR ENDED
                       JUNE 30,2008            DECEMBER 31,                           YEAR ENDED AUGUST 31,
CLASS A                 (UNAUDITED)        2007        2006 1      2006         2005        2004       2003
-------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period       $    7.51    $   6.52    $   7.82     $  9.59       $ 9.13    $   7.51    $  6.15
-------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income           .09 2       .18 2       .07 2       .24 2        .11 2       .01        .03
Net realized and
unrealized gain (loss)         3.06        1.80       (1.14)      (1.17)        2.84        1.85       1.38
                          -----------------------------------------------------------------------------------
Total from investment
operations                     3.15        1.98       (1.07)       (.93)        2.95        1.86       1.41
-------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net
investment income                --        (.99)       (.23)       (.08)        (.07)         -- 3     (.05)
Distributions from net
realized gain                    --          --          --        (.76)       (2.42)       (.24)        --
                          -----------------------------------------------------------------------------------
Total dividends and/or
distributions to
shareholders                     --        (.99)       (.23)       (.84)       (2.49)       (.24)      (.05)
-------------------------------------------------------------------------------------------------------------
Net asset value,
end of period             $   10.66    $   7.51    $   6.52     $  7.82       $ 9.59    $   9.13    $  7.51
                          ===================================================================================

-------------------------------------------------------------------------------------------------------------
TOTAL RETURN,
AT NET ASSET VALUE 4          41.94%      30.23      (13.79)%     (9.98)%      44.66%      25.44%     23.08%
-------------------------------------------------------------------------------------------------------------

             F17 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                SIX MONTHS
                                     ENDED                   YEAR ENDED
                             JUNE 30, 2008                  DECEMBER 31,                                      YEAR ENDED AUGUST 31,
CLASS A Continued               (UNAUDITED)           2007        2006 1            2006           2005         2004          2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                 $ 1,157,154       $ 805,066     $ 729,959     $ 1,017,895     $1,246,436    $ 638,254   $   238,828
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                 $   930,442       $ 729,503     $ 835,927     $ 1,140,904     $  844,342    $ 413,618   $   193,837
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 5
Net investment income                 2.14%           2.58%         3.10%           2.95%          1.34%        0.22%         0.46%
Total expenses                        1.27% 6,7       1.37% 6,7     1.47% 6,7       1.30% 6        1.32%        1.40%         1.49%
Expenses after payments,
waivers and/or reimbursements
and reduction to
custodian expenses                    1.03%           1.13%         1.23%           1.29%          1.32%        1.40%         1.49%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 31% 8           52% 8         32% 8           89% 8,9        94% 8        87%           61%

1. The Fund changed its fiscal year end from August 31 to December 31.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Less than $0.005 per share.

4. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

5. Annualized for periods less than one full year.

6. Total expenses including all expenses of the wholly-owned subsidiary were as follows:


         Six Months Ended June 30, 2008                    1.51%
         Year Ended December 31, 2007                      1.61%
         Four Months Ended December 31, 2006               1.71%
         Year Ended August 31, 2006                        1.31%

7. Total expenses including indirect expenses from affiliated fund were as follows:

         Six Months Ended June 30, 2008                    1.27%
         Year Ended December 31, 2007                      1.37%
         Four Months Ended December 31, 2006               1.47%

8. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:


                                    PURCHASE TRANSACTIONS     SALE TRANSACTIONS
----------------------------------------------------------------------------------
Six Months Ended June 30, 2008            $   373,076,235      $    296,181,810
Year Ended December 31, 2007              $   680,590,562      $    787,318,530
Four Months Ended December 31, 2006       $   642,777,532      $    686,348,366
Year Ended August 31, 2006                $ 4,236,251,723      $  4,418,930,664
Year Ended August 31, 2005                $ 4,827,248,691      $  4,809,916,669

9. The portfolio turnover rate including the transfer of securities to RAF Ltd. would have been 119%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             F18 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

                            SIX MONTHS
                                 ENDED            YEAR ENDED
                          JUNE 30,2008           DECEMBER 31,                        YEAR ENDED AUGUST 31,
CLASS B                     (UNAUDITED)      2007     2006 1      2006       2005         2004        2003
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period        $      7.39   $   6.43   $   7.67   $  9.46    $  9.05    $    7.51    $   6.16
------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income              .05 2      .12 2      .05 2     .17 2      .04 2       (.05)       (.04)
(loss)
Net realized and
unrealized gain (loss)            3.01       1.75      (1.12)    (1.15)      2.80         1.83        1.40
                           ---------------------------------------------------------------------------------
Total from investment
operations                        3.06       1.87      (1.07)     (.98)      2.84         1.78        1.36
------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                   --       (.91)      (.17)     (.05)      (.01)          --        (.01)
Distributions from net
realized gain                       --         --         --      (.76)     (2.42)        (.24)         --
                           ---------------------------------------------------------------------------------
Total dividends and/or
distributions to                    --       (.91)      (.17)     (.81)     (2.43)        (.24)       (.01)
shareholders
------------------------------------------------------------------------------------------------------------
Net asset value,
end of period              $     10.45   $   7.39   $   6.43   $  7.67    $  9.46    $    9.05    $   7.51
                           =================================================================================

------------------------------------------------------------------------------------------------------------
TOTAL RETURN,
AT NET ASSET VALUE 3             41.41%     29.00%    (14.03)%  (10.72)%    43.33%       24.32%      22.12%
------------------------------------------------------------------------------------------------------------

             F19 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                SIX MONTHS
                                     ENDED                   YEAR ENDED
                             JUNE 30, 2008                 DECEMBER 31,                                 YEAR ENDED AUGUST 31,
CLASS B Continued              (UNAUDITED)          2007         2006 1           2006          2005         2004        2003
-------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                  $  115,203      $ 77,686      $  85,124      $ 115,174     $ 147,663    $  78,125    $ 37,589
-------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                  $   91,311      $ 76,819      $  94,533      $ 130,837     $ 102,816    $  52,436    $ 32,101
-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)          1.27%         1.70%          2.28%          2.05%         0.46%       (0.69)%     (0.41)%
Total expenses                        2.14% 5,6     2.34% 5,6      2.42% 5,6      2.19% 5       2.19%        2.32%       2.44%
Expenses after payments,
waivers and/or reimbursements
and reduction to
custodian expenses                    1.90%         2.03%          2.05%          2.18%         2.19%        2.31%       2.36%
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                 31% 7         52% 7          32% 7          89% 7,8       94% 7        87%         61%

1. The Fund changed its fiscal year end from August 31 to December 31.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all expenses of the wholly-owned subsidiary were as follows:

               Six Months Ended June 30, 2008            2.38%
               Year Ended December 31, 2007              2.58%
               Four Months Ended December 31, 2006       2.66%
               Year Ended August 31, 2006                2.20%

6. Total expenses including indirect expenses from affiliated fund were as follows:

               Six Months Ended June 30, 2008            2.14%
               Year Ended December 31, 2007              2.34%
               Four Months Ended December 31, 2006       2.42%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                           PURCHASE TRANSACTIONS     SALE TRANSACTIONS
----------------------------------------------------------------------------------------
Six Months Ended June 30, 2008                   $   373,076,235       $   296,181,810
Year Ended December 31, 2007                     $   680,590,562       $   787,318,530
Four Months Ended December 31, 2006              $   642,777,532       $   686,348,366
Year Ended August 31, 2006                       $ 4,236,251,723       $ 4,418,930,664
Year Ended August 31, 2005                       $ 4,827,248,691       $ 4,809,916,669

8. The portfolio turnover rate including the transfer of securities to RAF Fund Ltd. would have been 119%.

             F20 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND


                          SIX MONTHS
                               ENDED             YEAR ENDED
                       JUNE 30, 2008            DECEMBER 31,                              YEAR ENDED AUGUST 31,
CLASS C                  (UNAUDITED)        2007        2006 1     2006        2005         2004           2003
-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period        $    7.34    $   6.40    $   7.64    $  9.42    $   9.02    $    7.48    $      6.14
-----------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income            .06 2       .12 2       .05 2      .17 2       .05 2       (.03)          (.03)
(loss)
Net realized and
unrealized gain (loss)          2.98        1.74       (1.12)     (1.13)       2.79         1.81           1.38
                           --------------------------------------------------------------------------------------
Total from investment
operations                      3.04        1.86       (1.07)      (.96)       2.84         1.78           1.35
-----------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from net

investment income                 --        (.92)       (.17)      (.06)       (.02)          --           (.01)
Distributions from net
realized gain                     --          --          --       (.76)      (2.42)        (.24)            --
                           --------------------------------------------------------------------------------------
Total dividends and/or
distributions to                  --        (.92)       (.17)      (.82)      (2.44)        (.24)          (.01)
shareholders
-----------------------------------------------------------------------------------------------------------------
Net asset value,
end of period              $   10.38    $   7.34    $   6.40    $  7.64    $   9.42    $    9.02    $      7.48
                           ======================================================================================

-----------------------------------------------------------------------------------------------------------------
TOTAL RETURN,
AT NET ASSET VALUE 3           41.42%      29.03%     (14.03)%   (10.59)%     43.50%       24.42%         22.04%
-----------------------------------------------------------------------------------------------------------------

             F21 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                                  SIX MONTHS
                                       ENDED                    YEAR ENDED
                               JUNE 30, 2008                  DECEMBER 31,                                  YEAR ENDED AUGUST 31,
CLASS C Continued                (UNAUDITED)           2007           2006 1         2006           2005        2004         2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                   $   259,498      $ 172,402      $ 170,180      $ 245,844      $ 264,019   $ 110,728     $ 36,531
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                   $   204,483      $ 159,408      $ 197,628      $ 261,017      $ 170,306   $  68,392     $ 25,746
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)            1.35%          1.76%          2.30%          2.17%          0.57%      (0.62)%      (0.43)%
Total expenses                          2.05% 5,6      2.20% 5,6      2.28% 5,6      2.09% 5        2.11%       2.24%        2.40%
Expenses after payments,
waivers and/or reimbursements
and reduction to
custodian expenses                      1.81%          1.96%          2.03%          2.08%          2.11%       2.24%        2.36%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                   31% 7          52% 7          32% 7          89% 7,8        94% 7       87%          61%

1. The Fund changed its fiscal year end from August 31 to December 31.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all expenses of the wholly-owned subsidiary were as follows:

            Six Months Ended June 30, 2008           2.29%
            Year Ended December 31, 2007             2.44%
            Four Months Ended December 31, 2006      2.52%
            Year Ended August 31, 2006               2.10%

6. Total expenses including indirect expenses from affiliated fund were as follows:


            Six Months Ended June 30, 2008           2.05%
            Year Ended December 31, 2007             2.20%
            Four Months Ended December 31, 2006      2.28%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                         PURCHASE TRANSACTIONS       SALE TRANSACTIONS
----------------------------------------------------------------------------------------
Six Months Ended June 30, 2008                $    373,076,235         $   296,181,810
Year Ended December 31, 2007                  $    680,590,562         $   787,318,530
Four Months Ended December 31, 2006           $    642,777,532         $   686,348,366
Year Ended August 31, 2006                    $  4,236,251,723         $ 4,418,930,664
Year Ended August 31, 2005                    $  4,827,248,691         $ 4,809,916,669

8. The portfolio turnover rate including the transfer of securities to RAF Fund Ltd. would have been 119%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             F 22 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

                            SIX MONTHS
                                 ENDED             YEAR ENDED
                          JUNE 30,2008           DECEMBER 31,                            YEAR ENDED AUGUST 31,
CLASS N                     (UNAUDITED)       2007       2006 1       2006      2005         2004         2003
----------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period          $    7.43    $   6.46    $  7.74    $    9.51    $ 9.08    $    7.50    $    6.15
----------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income              .07 2       .15 2      .07 2        .21 2     .08 2         --          .07
(loss)
Net realized and
unrealized gain (loss)            3.02        1.78      (1.14)       (1.15)     2.82         1.82         1.36
                             -----------------------------------------------------------------------------------
Total from investment
operations                        3.09        1.93      (1.07)        (.94)     2.90         1.82         1.43
----------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to
shareholders:
Dividends from net
investment income                   --        (.96)      (.21)        (.07)     (.05)          --         (.08)
Distributions from net
realized gain                       --          --         --         (.76)    (2.42)        (.24)          --
                             -----------------------------------------------------------------------------------
Total dividends and/or
distributions to                    --       (.96)       (.21)        (.83)    (2.47)        (.24)        (.08)
shareholders
----------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                $   10.52    $   7.43    $  6.46    $    7.74    $ 9.51    $    9.08    $    7.50
                             ===================================================================================

----------------------------------------------------------------------------------------------------------------
TOTAL RETURN,
AT NET ASSET VALUE 3             41.59%      29.77%    (13.89)%     (10.22)%   44.03%       24.90%       23.63%
----------------------------------------------------------------------------------------------------------------

             F23 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS continued
--------------------------------------------------------------------------------

                                 SIX MONTHS
                                      ENDED                   YEAR ENDED
                               JUNE 30,2008                 DECEMBER 31,                               YEAR ENDED AUGUST 31,
CLASS N Continued               (UNAUDITED)          2007           2006 1         2006         2005          2004      2003
------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                   $   37,883      $ 22,913      $  19,428       $ 24,106     $ 25,586     $   8,206   $ 1,578
------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                   $   28,835      $ 20,068      $  20,724       $ 24,867     $ 14,654     $   4,516   $ 1,001
------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment income (loss)           1.73%         2.17%          2.83%          2.59%        1.03%        (0.17)%    0.27%
Total expenses                         1.69% 5,6     1.91% 5,6      1.85% 5,6      1.71% 5      1.68%         1.84%     1.83%
Expenses after payments,
waivers and/or reimbursements
and reduction to
custodian expenses                     1.44%         1.53%          1.49%          1.66%        1.68%         1.80%     1.63%
------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                  31% 7         52% 7          32% 7          89% 7,8      94% 7         87%       61%

1. The Fund changed its fiscal year end from August 31 to December 31.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all expenses of the wholly-owned subsidiary were as follows:

            Six Months Ended June 30, 2008         1.93%
            Year Ended December 31, 2007           2.15%
            Four Months Ended December 31, 2006    2.09%
            Year Ended August 31, 2006             1.72%

6. Total expenses including indirect expenses from affiliated fund were as follows: Six Months Ended June 30, 2008 1.69% Year Ended December 31, 2007 1.91% Four Months Ended December 31, 2006 1.85%

            Six Months Ended June 30, 2008         1.69%
            Year Ended December 31, 2007           1.91%
            Four Months Ended December 31, 2006    1.85%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                     PURCHASE TRANSACTIONS    SALE TRANSACTIONS
--------------------------------------------------------------------------------
Six Months Ended June 30, 2008             $   373,076,235     $   296,181,810
Year Ended December 31, 2007               $   680,590,562     $   787,318,530
Four Months Ended December 31, 2006        $   642,777,532     $   686,348,366
Year Ended August 31, 2006                 $ 4,236,251,723     $ 4,418,930,664
Year Ended August 31, 2005                 $ 4,827,248,691     $ 4,809,916,669

8. The portfolio turnover rate including the transfer of securities to RAF Fund Ltd. would have been 119%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             F24 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

                                    SIX MONTHS
                                         ENDED                YEAR ENDED
                                 JUNE 30, 2008              DECEMBER 31,                              YEAR ENDED AUGUST 31,
CLASS Y                            (UNAUDITED)         2007         2006 1       2006        2005        2004          2003
-----------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------------

Net asset value,
beginning of period                   $   7.55     $   6.55     $   7.88     $   9.63     $  9.15     $  7.52    $     6.15
-----------------------------------------------------------------------------------------------------------------------------
Income (loss) from
investment operations:
Net investment income                      .11 2        .22 2        .09 2        .29 2       .15 2       .05           .06
Net realized and
unrealized gain (loss)                    3.08         1.80        (1.15)       (1.18)       2.86        1.84          1.39
                                      ---------------------------------------------------------------------------------------
Total from investment
operations                                3.19         2.02        (1.06)        (.89)       3.01        1.89          1.45
-----------------------------------------------------------------------------------------------------------------------------
Dividends and/or
distributions to shareholders:
Dividends from net
investment income                           --        (1.02)        (.27)        (.10)       (.11)       (.02)         (.08)
Distributions from net
realized gain                               --           --           --         (.76)      (2.42)       (.24)           --
                                      ---------------------------------------------------------------------------------------
Total dividends and/or
distributions to shareholders               --        (1.02)        (.27)        (.86)      (2.53)       (.26)         (.08)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $  10.74     $   7.55     $   6.55     $   7.88     $  9.63     $  9.15    $     7.52
                                      =======================================================================================

-----------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN,
AT NET ASSET VALUE 3                     42.25%       30.82%      (13.61)%      (9.54)%     45.42%      25.84%        23.69%
-----------------------------------------------------------------------------------------------------------------------------

             F25 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL HIGHLIGHTS Continued
--------------------------------------------------------------------------------

                              SIX MONTHS
                                   ENDED                        YEAR ENDED
                           JUNE 30, 2008                      DECEMBER 31,                                   YEAR ENDED AUGUST 31,
CLASS Y Continued            (UNAUDITED)           2007               2006 1         2006           2005         2004         2003
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------------------

Net assets, end of period
(in thousands)                 $ 642,434       $441,305       $    264,593       $327,949       $151,078     $ 47,387   $   25,724
------------------------------------------------------------------------------------------------------------------------------------
Average net assets
(in thousands)                 $ 542,551       $346,011       $    272,831       $255,428       $ 83,836     $ 31,449   $   15,755
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net
assets: 4
Net investment income               2.58%          3.06%              3.67%          3.52%          1.83%        0.65%        0.83%
Total expenses                      0.83% 5,6      0.86% 5,6          0.89% 5,6      0.84% 5        0.88%        0.97%        1.08%
Expenses after payments,
waivers and/or
reimbursements
and reduction
to custodian expenses               0.59%          0.62%              0.65%          0.83%          0.88%        0.97%        1.08%
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate               31% 7          52% 7              32% 7          89% 7,8        94% 7        87%          61%

1. The Fund changed its fiscal year end from August 31 to December 31.

2. Per share amounts calculated based on the average shares outstanding during the period.

3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

4. Annualized for periods less than one full year.

5. Total expenses including all expenses of the wholly-owned subsidiary were as follows:

        Six Months Ended June 30, 2008        1.07%
        Year Ended December 31, 2007          1.10%
        Four Months Ended December 31, 2006   1.13%
        Year Ended August 31, 2006            0.85%

6. Total expenses including indirect expenses from affiliated fund were as follows:

        Six Months Ended June 30, 2008        0.83%
        Year Ended December 31, 2007          0.86%
        Four Months Ended December 31, 2006   0.89%

7. The portfolio turnover rate excludes purchase and sale transactions of To Be Announced (TBA) mortgage-related securities as follows:

                                      PURCHASE TRANSACTIONS   SALE TRANSACTIONS
---------------------------------------------------------------------------------
Six Months Ended June 30, 2008             $    373,076,235     $   296,181,810
Year Ended December 31, 2007               $    680,590,562     $   787,318,530
Four Months Ended December 31, 2006        $    642,777,532     $   686,348,366
Year Ended August 31, 2006                 $  4,236,251,723     $ 4,418,930,664
Year Ended August 31, 2005                 $  4,827,248,691     $ 4,809,916,669

8. The portfolio turnover rate including the transfer of securities to RAF Fund Ltd. would have been 119%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             F26 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

Oppenheimer Commodity Strategy Total Return Fund (the "Fund"), is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek total return. Total return refers to the change in value of an investment in shares of the Fund over time resulting from changes in the value of the Fund's investments and income on those investments. The Fund's investment adviser is OppenheimerFunds, Inc. (the "Adviser"). The Sub-Adviser is Oppenheimer Real Asset Management, Inc. (the "Manager"), a wholly-owned subsidiary of the Adviser.

      The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge ("CDSC"). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC, however, the institutional investor may impose charges on those accounts. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ due to each class having its own expenses, such as transfer and shareholder servicing agent fees and shareholder communications, directly attributable to that class. Class A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares 72 months after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
INVESTMENT IN RAF FUND LTD. The Fund may invest up to 25% of its total assets in RAF Fund Ltd., a wholly-owned and controlled Cayman Islands subsidiary (the "Subsidiary"), which is expected to invest primarily in commodity and financial futures and option contracts, as well as fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions. The Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Adviser and the Manager.

      The Fund does not consolidate the assets, liabilities, capital or operations of the Subsidiary into its financial statements. Rather, the Subsidiary is separately presented as an investment in the Fund's Statement of Investments. Gains or losses on withdrawals of capital from the Subsidiary by the Fund are recognized on a cost recovery basis. Unrealized appreciation or depreciation on the Fund's investment in the Subsidiary is

             F27 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

recorded in the Fund's Statement of Assets and Liabilities and the Fund's Statement of Operations. Distributions received from the Subsidiary are recorded as income on the ex-dividend date.

      For tax purposes, the Subsidiary is an exempted Cayman investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through May of 2036. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax. However, as a wholly-owned Controlled Foreign Corporation, the Subsidiary's net income and capital gain, to the extent of its earnings and profits, will be included each year in the Fund's investment company taxable income. For the six months ended June 30, 2008, the Subsidiary has a surplus of $306,149,190 in its taxable earnings and profits. In addition, any in-kind capital contributions made by the Fund to the Subsidiary will result in the Fund recognizing taxable gain to the extent of unrealized gain, if any, on securities transferred to the Subsidiary while any unrealized losses on securities so transferred will not be recognized at the time of transfer.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Trustees or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time

             F28 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Trustees (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

      The net asset value per share of the Subsidiary is determined as of the close of the Exchange, on each day the Exchange is open for trading. The net asset value per share is determined by dividing the value of the Subsidiary's net assets by the number of shares that are outstanding. The Subsidiary values its investments in the same manner as the Fund as described above.

             F29 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

STRUCTURED SECURITIES. The Fund invests in structured securities whose market values, interest rates and/or redemption prices are linked to the performance of underlying foreign currencies, interest rate spreads, stock market indices, prices of individual securities, commodities or other financial instruments or the occurrence of other specific events. The structured securities are often leveraged, increasing the volatility of each note's market value relative to the change in the underlying linked financial element or event. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying Statement of Operations. The Fund records a realized gain or loss when a structured security is sold or matures.

--------------------------------------------------------------------------------
SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                           WHEN-ISSUED OR
                                         DELAYED DELIVERY
                                       BASIS TRANSACTIONS
                -----------------------------------------
                Purchased securities        $ 100,515,618
                Sold securities                 7,850,353

--------------------------------------------------------------------------------
INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. The Fund's investment in IMMF is included in the

             F30 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions (such as swaps, futures, options and other derivatives) that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting period ends.

During the fiscal year ended December 31, 2007, the Fund did not utilize any capital loss carryforward to offset capital gains realized in that fiscal year. As of December 31, 2007, the Fund had available for federal income tax purposes post-October losses of $19,477,840 and unused capital loss carryforwards as follows:

                     EXPIRING
                     ------------------------
                     2013       $ 105,781,986
                     2014          32,365,744
                     2015         219,621,438
                                -------------
                     Total      $ 357,769,168
                                =============

As of June 30, 2008, the Fund had available for federal income tax purposes an estimated capital loss carryforward of $47,482,720 expiring by 2016. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2008, it is estimated that the Fund will utilize $329,764,288 of capital loss carryforward to offset realized capital gains.

      Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their

             F31 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of June 30, 2008 are noted in the following table. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities          $  1,627,671,707
                 Federal tax cost of other investments       (959,957,462)
                                                         ----------------
                 Total federal tax cost                  $    667,714,245
                                                         ================
                 Gross unrealized appreciation           $    681,243,505
                 Gross unrealized depreciation                (22,908,683)
                                                         ----------------
                 Net unrealized appreciation             $    658,334,822
                                                         ================

--------------------------------------------------------------------------------
TRUSTEES' COMPENSATION. The Board of Trustees has adopted a compensation deferral plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund purchases shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the compensation deferral plan.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually or at other times as deemed necessary by the Manager.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

             F32 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST

The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                           SIX MONTHS ENDED JUNE 30, 2008       YEAR ENDED DECEMBER 31, 2007
                                 SHARES            AMOUNT           SHARES            AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A
Sold                         28,880,949    $  258,691,983       31,816,627    $  223,174,398
Dividends and/or
distributions reinvested             --                --       11,122,166        83,972,545
Redeemed                    (27,561,635)     (240,961,494) 1   (47,665,838)     (330,942,386) 2
                            ---------------------------------------------------------------------
Net increase (decrease)       1,319,314    $   17,730,489       (4,727,045)   $  (23,795,443)
                            =====================================================================

             F33 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
2. SHARES OF BENEFICIAL INTEREST Continued

                           SIX MONTHS ENDED JUNE 30, 2008      YEAR ENDED DECEMBER 31, 2007
                                 SHARES            AMOUNT           SHARES           AMOUNT
------------------------------------------------------------------------------------------------
CLASS B
Sold                          2,532,500    $   22,079,743        1,430,855    $   9,847,889
Dividends and/or
distributions reinvested             --                --          989,494        7,351,942
Redeemed                     (2,017,732)      (16,992,664) 1    (5,147,974)     (35,162,762) 2
                            --------------------------------------------------------------------
Net increase (decrease)         514,768    $    5,087,079       (2,727,625)   $ (17,962,931)
                            ====================================================================

------------------------------------------------------------------------------------------------
CLASS C
Sold                          5,527,480    $   48,572,465        4,817,114    $  32,951,391
Dividends and/or
distributions reinvested             --                --        2,042,927       15,076,876
Redeemed                     (4,017,118)      (34,541,069) 1    (9,981,581)     (67,082,983) 2
                            --------------------------------------------------------------------
Net increase (decrease)       1,510,362    $   14,031,396       (3,121,540)   $ (19,054,716)
                            ====================================================================

------------------------------------------------------------------------------------------------
CLASS N
Sold                          1,320,614    $   11,420,629        1,103,637    $   7,726,646
Dividends and/or
distributions reinvested             --                --          304,353        2,270,407
Redeemed                       (805,724)       (6,958,317) 1    (1,329,330)      (9,219,259) 2
                            --------------------------------------------------------------------
Net increase                    514,890    $    4,462,312           78,660    $     777,794
                            ====================================================================

------------------------------------------------------------------------------------------------
CLASS Y
Sold                         16,408,157    $  140,964,147       26,467,257    $ 185,607,666
Dividends and/or
distributions reinvested             --                --        5,643,865       42,836,939
Redeemed                    (15,061,497)     (136,593,175) 1   (14,065,867)    (100,658,969) 2
                            --------------------------------------------------------------------
Net increase                  1,346,660    $    4,370,972       18,045,255    $ 127,785,636
                            ====================================================================

1. Net of redemption fees of $18,895, $1,854, $4,153, $586 and $11,018 for Class
A, Class B, Class C, Class N and Class Y, respectively.

2. Net of redemption fees of $6,705, $706, $1,465, $184 and $3,180 for Class A, Class B, Class C, Class N and Class Y, respectively.

--------------------------------------------------------------------------------
3. Purchases and Sales of Securities

The aggregate cost of purchases and proceeds from sales of securities, other then shortterm obligations and investments in IMMF, for the six months ended June 30, 2008, were as follows:

                                            PURCHASES            SALES
         -------------------------------------------------------------
         Investment securities         $  419,103,926   $  531,729,117
         To Be Announced (TBA)
         mortgage-related securities      373,076,235      296,181,810

             F34 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES. Under the investment advisory agreement, the Fund pays the Manager a management fee based on the daily net assets of the Fund at an annual rate as shown in the following table:

                      FEE SCHEDULE
                      --------------------------
                      Up to $200 million   1.00%
                      Next $200 million    0.90
                      Next $200 million    0.85
                      Next $200 million    0.80
                      Over $800 million    0.75

--------------------------------------------------------------------------------
ADMINISTRATION SERVICE FEES. The Fund pays the Manager a fee of $1,500 per year for preparing and filing the Fund's tax returns.

--------------------------------------------------------------------------------
SUB-ADVISER FEES. The Adviser retains the Manager to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Adviser pays the Manager an annual fee in monthly installments, based on the average daily net assets of the Fund at an average annual rate as shown in the following table:

                      FEE SCHEDULE
                      ---------------------------
                      Up to $200 million   0.500%
                      Next $200 million    0.450
                      Next $200 million    0.425
                      Next $200 million    0.400
                      Over $800 million    0.375

--------------------------------------------------------------------------------
TRANSFER AGENT FEES. OppenheimerFunds Services ("OFS"), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended June 30, 2008, the Fund paid $1,336,566 to OFS for services to the Fund.


      Additionally, Class Y shares are subject to minimum fees of $10,000 annually for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the "Distributor") acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.

--------------------------------------------------------------------------------
SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan (the "Plan") for Class A shares under Rule 12b-1 of the Investment Company Act of 1940. Under the Plan, the Fund reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made periodically at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions periodically for providing personal service and maintenance

             F35 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued

of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent periods. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans (the "Plans") for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act of 1940 to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the Plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and 0.25% on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the Plans at June 30, 2008 for Class B, Class C and Class N shares were $3,180,836, $4,149,688 and $416,091, respectively. Fees incurred by the Fund under the Plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
SALES CHARGES. Front-end sales charges and contingent deferred sales charges ("CDSC") do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the following table for the period indicated.

                                      CLASS A         CLASS B         CLASS C         CLASS N
                      CLASS A      CONTINGENT      CONTINGENT      CONTINGENT      CONTINGENT
                    FRONT-END        DEFERRED        DEFERRED        DEFERRED        DEFERRED
                SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES   SALES CHARGES
SIX MONTHS        RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY     RETAINED BY
ENDED             DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR     DISTRIBUTOR
-----------------------------------------------------------------------------------------------
June 30, 2008        $306,708          $7,889        $124,570         $13,177          $1,087
-----------------------------------------------------------------------------------------------

WAIVERS AND REIMBURSEMENTS OF EXPENSES. The Subsidiary has entered into a separate contract with the Adviser for the management of the Subsidiary's portfolio. The Adviser has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid to the Adviser by the Subsidiary. This undertaking will continue in effect for so long as the Fund invests in the Subsidiary, and may not be terminated by the Adviser unless the Adviser first obtains the prior approval of the Fund's Board of Trustees for such termination. During the six months ended June 30, 2008, the Adviser waived $2,146,629.

             F36 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

      OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. During the six months ended June 30, 2008, OFS waived $1,303 for Class N. This undertaking may be amended or withdrawn at any time.

      The Adviser will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF. During the six months ended June 30, 2008, the Adviser waived $36,115 for IMMF management fees.

--------------------------------------------------------------------------------
5. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures). The Fund may also buy or write put or call options on these futures contracts.

      Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

      Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that the Fund may be unable to enter into a closing transaction or an offsetting position due to an illiquid market and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

--------------------------------------------------------------------------------
6. SWAP CONTRACTS

The Fund may enter into swap contract agreements with a counterparty to exchange a series of cash flows based on either specified reference rates, or the occurrence of a credit event, over a specified period. Such contracts may include interest rate, equity, debt, index, total return, credit and currency swaps.

             F37 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

NOTES TO FINANCIAL STATEMENTS Unaudited/Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
6. SWAP CONTRACTS Continued

      Swaps are marked to market daily using primarily quotations from pricing services, counterparties and brokers. Swap contracts are reported on a schedule following the Statement of Investments. The value of the contracts is separately disclosed on the Statement of Assets and Liabilities. The unrealized appreciation (depreciation) related to the change in the valuation of the notional amount of the swap is combined with the accrued interest due to (owed by) the Fund at termination or settlement. The net change in this amount during the period is included on the Statement of Operations. The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss) on the Statement of Operations.

      Risks of entering into swap contracts include credit, market and liquidity risk. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that the value of the contract will depreciate due to unfavorable changes in the reference asset. If there is an illiquid market for the agreement, the Fund may be unable to close the contract prior to contract termination.

--------------------------------------------------------------------------------
CREDIT DEFAULT SWAP CONTRACTS. A credit default swap is a bilateral contract that enables an investor to buy or sell protection against a defined-issuer credit event. The Fund may enter into credit default swaps on a single security, or a basket of securities.

      In a credit default swap contract, the purchaser of the contract will pay a periodic interest fee, similar to an insurance premium, on the notional amount of the swap contract to the counterparty (the seller of the contract). If there is a credit event (for example, bankruptcy or a failure to timely pay interest or principal), the purchaser will exercise the contract and will receive a payment from the seller of the contract equal to the notional value of the credit default swap contract less the value of the underlying security. In the event that the credit default swap is exercised due to a credit event, the difference between the value of the underlying security and the notional amount is recorded as realized gain (loss) and is included on the Statement of Operations.

      Risks of credit default swaps include, but are not limited to, the cost of paying for credit protection if there are no credit events, or the cost of selling protection (paying the notional amount) when a credit event occurs, pricing transparency when assessing the cost of a credit default swap, and the need to fund the delivery obligation (either cash or defaulted securities).

--------------------------------------------------------------------------------
TOTAL RETURN SWAP CONTRACTS. A total return swap is an agreement between counterparties to exchange a set of future cash flows on the notional amount of the contract. One cash flow is typically based on a reference interest rate or index and the other on the total return of a reference asset such as a security, a basket of securities, or an index. The total return includes appreciation or depreciation on the reference asset, plus any interest or dividend payments.

             F38 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

--------------------------------------------------------------------------------
8. ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

--------------------------------------------------------------------------------
9. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

             F39 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

                      THIS PAGE INTENTIONALLY LEFT BLANK.

             F40 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES;
UPDATES TO STATEMENTS OF INVESTMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's voting record is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048, and (ii) in the Form N-PX filing on the SEC's website at www.sec.gov.

      The Fund files its complete schedule of portfolio holdings with the SEC for the first quarter and the third quarter of each fiscal year on Form N-Q. The Fund's Form N-Q filings are available on the SEC's website at http://www.sec.gov. Those forms may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

              15 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

FINANCIAL STATEMENTS FOR RAF FUND LTD. (THE "SUBSIDIARY") FOR THE SIX MONTHS ENDED JUNE 30, 2008

18    Statement of Investments

29    Statement of Assets and Liabilities

30    Statement of Operations

31    Statements of Changes in Net Assets

32    Notes to Financial Statements

              17 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (THE "SUBSIDIARY")
STATEMENT OF INVESTMENTS June 30, 2008 / Unaudited
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL
                                                                                     AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES--1.0%
------------------------------------------------------------------------------------------------------------

Capital One Prime Auto Receivables Trust, Automobile
Asset-Backed Certificates, Series 2005-1, Cl. A4, 2.491%, 4/15/11 1            $  3,242,065   $  3,234,706
------------------------------------------------------------------------------------------------------------
Lehman XS Trust, Mtg. Pass-Through Certificates,
Series 2005-2, Cl. 2A1B, 5.18%, 8/25/35 1                                           443,009        444,819
------------------------------------------------------------------------------------------------------------
Mastr Asset-Backed Securities Trust 2006-WMC3,
Mtg. Pass-Through Certificates, Series 2006-WMC3, Cl. A3, 2.583%, 8/25/36 1         800,000        690,176
------------------------------------------------------------------------------------------------------------
NC Finance Trust, CMO Pass-Through Certificates,
Series 1999-I, Cl. ECFD, 5.827%, 1/25/29 1,2                                        239,840         31,179
------------------------------------------------------------------------------------------------------------
Option One Mortgage Loan Trust, Asset-Backed Certificates,
Series 2006-2, Cl. 2A2, 2.583%, 7/1/36 1                                          1,060,000      1,019,790
------------------------------------------------------------------------------------------------------------
Specialty Underwriting & Residential Finance Trust, Home Equity
Asset-Backed Obligations, Series 2005-BC3, Cl. A2B, 2.733%, 6/25/36 1               244,447        243,092
                                                                                              --------------

Total Asset-Backed Securities (Cost $5,841,242)                                                  5,663,762

------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS--61.3%
------------------------------------------------------------------------------------------------------------

GOVERNMENT AGENCY--17.2%
------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED--17.2%
Federal Home Loan Mortgage Corp.:
4.50%, 9/15/18-10/15/18                                                             663,228        648,641
6%, 7/15/17                                                                         604,818        619,846
6.50%, 4/15/21-8/15/32                                                            2,550,873      2,655,567
7%, 12/1/23                                                                       2,157,656      2,282,428
8%, 4/1/16                                                                           36,322         38,611
9%, 8/1/22                                                                            5,712          6,251
------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
Conduit Multiclass Pass-Through Certificates:
Series 2080, Cl. C, 6.50%, 8/15/28 3                                                530,779        554,688
Series 2080, Cl. Z, 6.50%, 8/15/28 3                                                394,210        414,083
Series 2116, Cl. ZA, 6%, 1/15/29                                                  3,116,908      3,208,339
Series 2191, Cl. TZ, 7%, 10/15/29 3                                               1,329,250      1,411,732
Series 2341, Cl. FP, 3.371%, 7/15/31 1                                              257,110        257,911
Series 2427, Cl. ZM, 6.50%, 3/15/32 3                                             1,213,491      1,274,635
Series 2436, Cl. MC, 7%, 4/15/32                                                    730,104        775,999
Series 2461, Cl. PZ, 6.50%, 6/15/32 3                                             1,171,489      1,244,426
Series 2754, Cl. PE, 5%, 2/15/34                                                  2,179,000      2,040,634
Series 2844, Cl. PE, 5%, 8/15/34                                                  4,926,000      4,621,464
------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.,Interest-Only Stripped
Mtg.-Backed Security, Series 177, Cl. IO, 10.824%, 7/1/26 4                         291,001         77,623
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
4.50%, 5/25/19 3                                                                  1,132,716      1,105,247
4.50%, 7/1/22 5                                                                   2,750,000      2,658,046
5%, 12/25/17-12/1/33 3                                                           26,714,478     26,061,705
5.50%, 4/25/34 3                                                                  1,838,706      1,823,444
5.50%, 7/1/22 5                                                                   4,490,000      4,520,168
6%, 6/25/30-11/25/32                                                              3,319,655      3,381,069

              18 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

                                                                                  PRINCIPAL
                                                                                     AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------
FHLMC/FNMA/SPONSORED Continued
Federal National Mortgage Assn.: Continued
6%, 6/25/21-10/25/33 3                                                         $ 10,624,613   $ 10,832,923
6.50%, 6/25/17-12/25/28 3                                                         4,959,786      5,175,332
7%, 11/1/17 6                                                                     1,039,742      1,091,143
8.50%, 7/1/32                                                                         5,575          6,142
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment
Conduit Pass-Through Certificates:
Trust 1993-215, Cl. ZQ, 6.50%, 11/25/23 3                                         1,068,908      1,112,064
Trust 1999-64, Cl. TH, 7.50%, 12/25/29 3                                          3,488,257      3,718,755
Trust 2002-9, Cl. PC, 6%, 3/25/17 3                                               2,091,254      2,175,399
Trust 2003-84, Cl. PW, 3%, 6/25/22                                                   26,715         26,656
Trust 2004-W9, Cl. 2A2, 7%, 2/25/44                                                  90,839         96,511
Trust 2006-44, Cl. OA, 5.50%, 12/25/26 3                                          3,928,338      3,998,826
------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Interest-Only Stripped
Mtg.-Backed Security:
Trust 2002-60, Cl. SM, 38.567%, 8/25/32 4                                           662,317         60,795
Trust 2002-77, Cl. BS, 33.422%, 12/18/32 4                                          395,653         45,970
Trust 2002-77, Cl. JS, 33.35%, 12/18/32 4                                           682,960         80,428
Trust 2002-77, Cl. SA, 33.473%, 12/18/32 4                                          629,165         76,748
Trust 2002-90, Cl. SN, 38.565%, 8/25/32 4                                           340,622         31,127
Trust 2005-83, Cl. SL, 74.04%, 10/25/35 4                                        12,803,580      1,290,310
Trust 2005-87, Cl. SE, 99.999%, 10/25/35 4                                        3,518,759        234,209
Trust 294, Cl. 2, 11.708%, 2/1/28 3,4                                               233,623         65,693
Trust 321, Cl. 2, 10.386%, 4/1/32 3,4                                             1,070,836        275,604
Trust 344, Cl. 2, 12.779%, 12/1/33 4                                              5,673,740      1,527,950
                                                                                              --------------

                                                                                                93,605,142

------------------------------------------------------------------------------------------------------------
GNMA/GUARANTEED--0.0%
Government National Mortgage Assn., 8.50%, 12/15/17                                   6,925          7,561
------------------------------------------------------------------------------------------------------------
NON-AGENCY--44.1%
------------------------------------------------------------------------------------------------------------
COMMERCIAL--24.1%
Banc of America Commercial Mortgage, Inc., Commercial Mtg.
Pass-Through Certificates:
Series 2006-5, Cl. A2, 5.348%, 10/10/11                                           1,835,000      1,810,574
Series 2008-1, Cl. A4, 6.197%, 12/1/17 1                                         14,790,000     14,521,931
------------------------------------------------------------------------------------------------------------
Banc of America Funding Corp., Mtg. Pass-Through Certificates,
Series 2004-2, Cl. 2A1, 6.50%, 7/20/32                                              639,709        641,229
------------------------------------------------------------------------------------------------------------
Bear Stearns ARM Trust 2005-12, Mtg. Pass-Through Certificates,
Series 2005-12, Cl. 12A1, 5.348%, 2/1/36 1                                        1,941,216      1,841,785
------------------------------------------------------------------------------------------------------------
Bear Stearns Commercial Mortgage Securities, Inc.,
Commercial Mtg. Obligations, Series 2003-T10, Cl. A1, 4%, 3/13/40                   240,945        234,968
------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2003-J5, Mtg. Pass-Through Certificates,
Series 2003-J5, Cl. 2A1, 5%, 7/1/08                                               2,965,873      2,868,977
------------------------------------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust 2006-C4, Commercial Mtg.
Pass-Through Certificates, Series 2006-C4, Cl. A3, 5.915%, 3/1/49 1              10,775,000     10,530,492

              19 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (THE "SUBSIDIARY")
STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL
                                                                                     AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Citigroup Mortgage Loan Trust, Inc. 2006-AR1, Mtg. Pass-Through
Certificates, Series 2006-AR1, Cl. 1 A1, 4.90%, 10/25/35 1,3                   $  4,635,409   $  4,503,040
------------------------------------------------------------------------------------------------------------
Citigroup/Deutsche Bank 2007-CD4 Commercial Mortgage Trust,
Commercial Mtg. Pass-Through Certificates,
Series 2007-CD4, Cl. A2B, 5.205%, 12/11/49                                       13,285,000     12,938,960
------------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2006-HY13, Mtg. Pass-Through
Certificates, Series 2006-HY13, Cl. 3A1, 5.978%, 1/1/47 1                        16,268,899     15,404,570
------------------------------------------------------------------------------------------------------------
Deutsche Alt-A Securities Mortgage Loan Trust,
Mtg. Pass-Through Certificates:
Series 2006-AB2, Cl. A7, 5.961%, 6/25/36                                            665,595        659,619
Series 2006-AB3, Cl. A7, 6.36%, 7/1/36                                              308,875        303,931
Series 2006-AB4, Cl. A1A, 6.005%, 10/25/36 3                                      1,235,531      1,216,858
------------------------------------------------------------------------------------------------------------
GE Capital Commercial Mortgage Corp., Commercial Mtg. Obligations:
Series 2003-C1, Cl. A2, 4.093%, 1/10/38                                             217,828        216,222
Series 2004-C3, Cl. A2, 4.433%, 7/10/39                                             750,000        748,617
------------------------------------------------------------------------------------------------------------
GS Mortgage Securities Corp. II, Commercial Mtg. Obligations,
Series 2006-GG8, Cl. A2, 5.479%, 11/1/39                                          3,718,000      3,690,645
------------------------------------------------------------------------------------------------------------
JPMorgan Chase Commercial Mortgage Securities Corp.,
Commercial Mtg. Pass-Through Certificates:
Series 2007-LD12, Cl. A2, 5.827%, 2/15/51                                        10,530,000     10,407,852
Series 2007-LDPX, Cl. A2S, 5.305%, 1/15/49                                        1,280,000      1,247,238
------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2005-C7, Commercial Mtg.
Pass-Through Certificates, Series 2005-C7, Cl. A2, 5.103%, 11/11/30               3,490,000      3,483,649
------------------------------------------------------------------------------------------------------------
LB-UBS Commercial Mortgage Trust 2006-C1, Commercial Mtg.
Pass-Through Certificates, Series 2006-C1, Cl. A2, 5.084%, 2/11/31                1,890,000      1,874,026
------------------------------------------------------------------------------------------------------------
Nomura Asset Securities Corp., Commercial Mtg. Pass-Through
Certificates, Series 1998-D6, Cl. A1B, 6.59%, 3/15/30                                86,584         86,994
------------------------------------------------------------------------------------------------------------
Residential Asset Securitization Trust 2006-A9CB, Mtg. Pass-Through
Certificates, Series 2006-A9CB, Cl. A5, 6%, 9/25/36                               2,750,971      2,723,261
------------------------------------------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-1, Mtg. Pass-Through Certificates,
Series 2007-1, Cl. 2A1, 5.829%, 2/1/37 1,3                                        5,380,750      4,943,328
------------------------------------------------------------------------------------------------------------
STARM Mortgage Loan Trust 2007-3, Mtg. Pass-Through Certificates,
Series 2007-3, Cl. 1A1, 5.658%, 6/1/37 1                                         14,612,080     13,701,108
------------------------------------------------------------------------------------------------------------
Wachovia Bank Commercial Mortgage Trust 2006-C29, Commercial Mtg.
Pass-Through Certificates, Series 2006-C29, Cl. A2, 5.272%, 11/15/48                391,000        384,825
------------------------------------------------------------------------------------------------------------
Wachovia Mortgage Loan Trust LLC, Mtg. Pass-Through Certificates,
Series 2007-A, Cl. 1A1, 5.996%, 3/1/37 1                                          2,761,722      2,725,526
------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2006-AR8 Trust, Mtg.
Pass-Through Certificates, Series 2006-AR8, Cl. 1A4, 5.882%, 8/1/46 1,3           4,037,045      3,910,739
------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY4 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY4, Cl. 5A1, 5.636%, 11/1/36 1,3          4,067,680      3,872,919
------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY5 Trust, Mtg.
Pass-Through Certificates, Series 2007-HY5, Cl. 2A3, 5.658%, 5/1/37 1             4,228,822      3,946,432
------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-EE Trust, Mtg.
Pass-Through Certificates, Series 2004-EE, Cl. 3A2, 4.013%, 12/1/34 1             4,522,594      4,463,742

              20 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

                                                                                 PRINCIPAL
                                                                                    AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------
COMMERCIAL Continued
Wells Fargo Mortgage-Backed Securities 2004-U Trust, Mtg.
Pass-Through Certificates, Series 2004-U, Cl. A1, 6.313%, 10/1/34 1           $    790,947   $     789,147
                                                                                             ---------------

                                                                                               130,693,204

------------------------------------------------------------------------------------------------------------
MANUFACTURED HOUSING--1.2%
Wells Fargo Mortgage-Backed Securities 2006-AR12 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR12, Cl. 2A1, 6.099%,
  9/25/36 1,3                                                                    7,003,697       6,699,905
------------------------------------------------------------------------------------------------------------
MULTIFAMILY--2.2%
Banc of America Mortgage Securities, Inc., Mtg. Pass-Through
Certificates, Series 2003-E, Cl. 2A2, 4.606%, 6/25/33 1                          1,354,949       1,351,873
------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2003-46, Mtg. Pass-Through
Certificates, Series 2003-46, Cl. 1A2, 4.13%, 1/19/34 1                          2,541,976       2,521,878
------------------------------------------------------------------------------------------------------------
CHL Mortgage Pass-Through Trust 2007-HY1, Mtg. Pass-Through
Certificates, Series 2007-HY1, Cl. 1A1, 5.694%, 4/25/37 1                        5,527,654       5,163,496
------------------------------------------------------------------------------------------------------------
Citigroup Mortgage Loan Trust, Inc. 2006-AR5, Mtg. Pass-Through
Certificates, Series 2006-AR5, Cl. 1 A3A, 5.89%, 7/25/36 1                       1,994,205       1,936,586
------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 2A1, 5.646%,
  7/25/36 1,3                                                                    1,086,315       1,052,088
                                                                                             ---------------

                                                                                                12,025,921

------------------------------------------------------------------------------------------------------------
RESIDENTIAL--16.6%
CHL Mortgage Pass-Through Trust 2007-HY4, Mtg. Pass-Through
Certificates, Series 2007-HY4, Cl. 1A1, 6.094%, 9/25/47 1                       19,544,616      17,590,154
------------------------------------------------------------------------------------------------------------
Citigroup Commercial Mortgage Trust 2008-C7, Commercial
Mtg. Pass-Through Certificates, Series 2008-C7, Cl. A4, 6.299%, 12/1/49 1       14,305,000      14,001,743
------------------------------------------------------------------------------------------------------------
COMM 2007-C9 Mortgage Trust, Commercial Mtg. Pass-Through
Certificates, Series 2007-C9, Cl. A4, 6.01%, 7/1/17 1                           15,423,000      14,793,811
------------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2005-J1, Mtg. Pass-Through Certificates,
Series 2005-J1, Cl. 3A1, 6.50%, 8/25/32                                          3,085,721       2,717,782
------------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2005-J3, Mtg. Pass-Through Certificates,
Series 2005-J3, Cl. 3A1, 6.50%, 9/25/34                                            223,410         215,197
------------------------------------------------------------------------------------------------------------
CWALT Alternative Loan Trust 2006-41CB, Mtg. Pass-Through Certificates,
Series 2006-41CB, Cl. 1A10, 6%, 1/1/37                                           2,044,518       1,921,505
------------------------------------------------------------------------------------------------------------
GSR Mortgage Loan Trust 2005-AR7, Mtg. Pass-Through Certificates,
Series 2005-AR7, Cl. 4A1, 5.347%, 11/25/35 1                                     5,235,047       4,952,605
------------------------------------------------------------------------------------------------------------
Merrill Lynch Mortgage Investors Trust 2006-3, Mtg. Pass-Through
Certificates, Series 2006-3, Cl. 2A1, 6.073%, 10/25/36 1,3                       4,745,840       4,593,383
------------------------------------------------------------------------------------------------------------
Morgan Stanley Mortgage Loan Trust 2006-AR, Mtg. Pass-Through
Certificates, Series 2006-AR, Cl. 5A3, 5.427%, 6/25/36 1                           870,000         819,629
------------------------------------------------------------------------------------------------------------
RALI Series 2004-QS10 Trust, Mtg. Asset-Backed Pass-Through
  Certificates,
Series 2004-QS10, Cl. A3, 2.983%, 7/25/34 1                                      8,371,859       7,478,767
------------------------------------------------------------------------------------------------------------
RALI Series 2006-QS13 Trust, Mtg. Asset-Backed Pass-Through
  Certificates,
Series 2006-QS13, Cl. 1A8, 6%, 9/25/36                                             858,167         853,003

              21 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (THE "SUBSIDIARY")
STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL
                                                                                    AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------
RESIDENTIAL Continued
WaMu Mortgage Pass-Through Certificates 2003-AR9 Trust,
Mtg. Pass-Through Certificates, Series 2003-AR9, Cl. 2A, 4.046%, 9/25/33 1     $   948,631   $     908,186
------------------------------------------------------------------------------------------------------------
WaMu Mortgage Pass-Through Certificates 2007-HY2 Trust,
Mtg. Pass-Through Certificates, Series 2007-HY2, Cl. 2A1, 6.611%, 11/1/36 1      7,259,239       6,858,369
------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-EE Trust, Mtg. Pass-Through
Certificates, Series 2004-EE, Cl. 3A1, 4.013%, 12/1/34 1                         1,883,974       1,859,459
------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2004-R Trust, Mtg. Pass-Through
Certificates, Series 2004-R, Cl. 2A1, 4.365%, 9/1/34 1                           2,220,376       2,161,819
------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR10 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR10, Cl. 5A6,
 5.595%, 7/1/36 1,3                                                              4,143,395       3,993,129
------------------------------------------------------------------------------------------------------------
Wells Fargo Mortgage-Backed Securities 2006-AR13 Trust,
Mtg. Pass-Through Certificates, Series 2006-AR13, Cl. A2, 5.752%, 9/1/36 1       4,585,204       4,453,737
                                                                                             ---------------

                                                                                                90,172,278
                                                                                             ---------------

Total Mortgage-Backed Obligations (Cost $332,656,715)                                          333,204,011

------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--40.2%
------------------------------------------------------------------------------------------------------------

CONSUMER DISCRETIONARY--5.4%
------------------------------------------------------------------------------------------------------------
AUTOMOBILES--0.8%
DaimlerChrysler North America Holding Corp.:
7.30% Nts., 1/15/12                                                              2,130,000       2,256,516
3.138% Nts., Series E, 3/13/09 1                                                   580,000         578,336
------------------------------------------------------------------------------------------------------------
Equus Cayman Finance Ltd., 5.50% Unsub. Nts., 9/12/08 7                          1,780,000       1,789,568
                                                                                             ---------------

                                                                                                 4,624,420

------------------------------------------------------------------------------------------------------------
HOUSEHOLD DURABLES--0.8%
Centex Corp., 5.80% Sr. Unsec. Nts., 9/15/09 2                                   1,105,000       1,055,275
------------------------------------------------------------------------------------------------------------
D.R. Horton, Inc., 8% Sr. Nts., 2/1/09                                             905,000         907,263
------------------------------------------------------------------------------------------------------------
Lennar Corp., 7.625% Sr. Unsec. Nts., 3/1/09                                        80,000          78,000
------------------------------------------------------------------------------------------------------------
Whirlpool Corp., 8.60% Sr. Unsec. Unsub. Nts., 5/1/10                            2,085,000       2,264,081
                                                                                             ---------------

                                                                                                 4,304,619

------------------------------------------------------------------------------------------------------------
MEDIA--2.7%
British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                 260,000         268,438
------------------------------------------------------------------------------------------------------------
Chancellor Media CCU, 8% Sr. Unsec. Nts., 11/1/08                                  300,000         304,491
------------------------------------------------------------------------------------------------------------
Clear Channel Communications, Inc., 6.25% Nts., 3/15/11                          2,230,000       1,891,047
------------------------------------------------------------------------------------------------------------
Comcast Corp., 5.85% Sr. Unsec. Unsub. Nts., 1/15/10                             4,810,000       4,886,051
------------------------------------------------------------------------------------------------------------
News America Holdings, Inc., 7.375% Sr. Unsec. Debs., 10/17/08                   2,440,000       2,466,311
------------------------------------------------------------------------------------------------------------
Pearson Dollar Finance Two plc, 5.50% Nts., 5/6/13 7                             2,335,000       2,315,286
------------------------------------------------------------------------------------------------------------
Time Warner Cable, Inc., 5.40% Sr. Unsec. Nts., 7/2/12                           2,540,000       2,517,557
                                                                                             ---------------

                                                                                                14,649,181

              22 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

                                                                                  PRINCIPAL
                                                                                     AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--0.5%
Federated Department Stores, Inc., 6.625% Sr. Unsec. Nts., 9/1/08               $   975,000   $    976,154
------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc., 7.375% Unsec. Nts., 8/15/08                                1,550,000      1,554,216
                                                                                              --------------

                                                                                                 2,530,370

------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--0.6%
Home Depot, Inc. (The), 3.75% Sr. Unsec. Nts., 9/15/09                            3,450,000      3,374,914
------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--2.8%
------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--1.6%
CVS Caremark Corp., 5.75% Sr. Unsec. Nts., 8/15/11                                1,000,000      1,025,625
------------------------------------------------------------------------------------------------------------
CVS Corp., 4% Sr. Unsec. Nts., 9/15/09                                            2,500,000      2,487,273
------------------------------------------------------------------------------------------------------------
Kroger Co. (The), 7.25% Sr. Unsec. Nts., 6/1/09                                   2,150,000      2,207,783
------------------------------------------------------------------------------------------------------------
Safeway, Inc., 7.50% Sr. Unsec. Nts., 9/15/09                                     2,950,000      3,047,521
                                                                                              --------------

                                                                                                 8,768,202

------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--1.2%
Kraft Foods, Inc., 5.625% Sr. Unsec. Nts., 11/1/11                                6,600,000      6,666,073
------------------------------------------------------------------------------------------------------------
ENERGY--1.7%
------------------------------------------------------------------------------------------------------------
OIL, GAS & CONSUMABLE FUELS--1.7%
Duke Energy Field Services LLC, 7.875% Unsec. Nts., 8/16/10                       2,735,000      2,872,122
------------------------------------------------------------------------------------------------------------
Enterprise Products Operating LP, 4.625% Sr. Unsec. Nts., Series B, 10/15/09      2,410,000      2,402,288
------------------------------------------------------------------------------------------------------------
Kaneb Pipe Line Operating Partnership LP:
5.875% Sr. Unsec. Nts., 6/1/13                                                    1,080,000      1,041,627
7.75% Sr. Unsec. Nts., 2/15/12                                                      180,000        192,760
------------------------------------------------------------------------------------------------------------
Kinder Morgan Energy Partners LP, 7.50% Sr. Unsec. Nts., 11/1/10                  1,475,000      1,551,654
------------------------------------------------------------------------------------------------------------
TEPPCO Partners LP, 6.125% Nts., 2/1/13                                             755,000        749,621
------------------------------------------------------------------------------------------------------------
Valero Logistics Operations LP, 6.05% Nts., 3/15/13                                 435,000        425,329
                                                                                              --------------

                                                                                                 9,235,401

------------------------------------------------------------------------------------------------------------
FINANCIALS--14.9%
------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--2.7%
Credit Suisse First Boston, Inc., (USA), 6.125% Nts., 11/15/11 3                  2,635,000      2,708,145
------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 6.875% Bonds, 1/15/11                            1,550,000      1,610,334
------------------------------------------------------------------------------------------------------------
Lehman Brothers Holdings, Inc., 6.625% Nts., 1/18/12                              2,720,000      2,694,125
------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., 4.831% Nts., Series C, 10/27/08                              1,340,000      1,339,341
------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc., 4.79% Sr. Unsec. Nts., Series C, 8/4/10                3,665,000      3,565,642
------------------------------------------------------------------------------------------------------------
Morgan Stanley, 6.60% Nts., 4/1/12                                                2,590,000      2,636,335
                                                                                              --------------

                                                                                                14,553,922

------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--3.9%
Banco Popular North America, Inc., 5.65% Sr. Unsec. Nts., 4/15/09                 4,300,000      4,259,193

              23 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (THE "SUBSIDIARY")
STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                  PRINCIPAL
                                                                                     AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS Continued
Charter One Bank NA, 5.50% Sr. Nts., 4/26/11 3                                  $ 2,695,000   $  2,727,933
------------------------------------------------------------------------------------------------------------
First Union National Bank, 7.80% Sub. Nts., 8/18/10 3                             4,005,000      4,223,597
------------------------------------------------------------------------------------------------------------
Household Finance Corp., 8% Sr. Unsec. Nts., 7/15/10                                660,000        690,614
------------------------------------------------------------------------------------------------------------
HSBC Finance Corp., 4.625% Sr. Nts., 9/15/10 3                                    2,680,000      2,659,627
------------------------------------------------------------------------------------------------------------
KeyCorp, 6.50% Sr. Unsec. Nts., Series H, 5/14/13                                 2,555,000      2,284,466
------------------------------------------------------------------------------------------------------------
National Australia Bank, 8.60% Unsec. Sub. Nts., Series A, 5/19/10                3,460,000      3,705,383
------------------------------------------------------------------------------------------------------------
Regions Financial Corp., 4.50% Bonds, 8/8/08                                        800,000        801,012
                                                                                              --------------

                                                                                                21,351,825

------------------------------------------------------------------------------------------------------------
CONSUMER FINANCE--0.7%
SLM Corp., 4% Nts., 1/15/09                                                       4,025,000      3,976,141
------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.8%
Bank of America Corp., 4.90% Sr. Unsec. Nts., 5/1/13 3                            2,490,000      2,406,550
------------------------------------------------------------------------------------------------------------
Bear Stearns Co., 4.55% Nts., Series B, 6/23/10 3                                 3,310,000      3,284,275
------------------------------------------------------------------------------------------------------------
Capmark Financial Group, Inc., 5.875% Sr. Unsec. Nts., 5/10/12                    2,185,000      1,543,034
------------------------------------------------------------------------------------------------------------
CIT Group Funding Co. of Canada, 4.65% Sr. Unsec. Nts., 7/1/10                    1,875,000      1,569,253
------------------------------------------------------------------------------------------------------------
Citigroup, Inc., 6% Nts., 2/21/12 3                                               2,000,000      2,018,442
------------------------------------------------------------------------------------------------------------
Deutsche Bank Capital Funding Trust I, 7.872% Jr. Sub. Perpetual Bonds 7,8        4,080,000      4,107,022
                                                                                              --------------

                                                                                                14,928,576

------------------------------------------------------------------------------------------------------------
INSURANCE--4.1%
Allstate Life Global Funding Trust, 5.375% Nts., 4/30/13 3                        2,910,000      2,902,856
------------------------------------------------------------------------------------------------------------
American General Finance Corp.:
5.20% Nts., Series J, 12/15/11                                                    1,650,000      1,563,157
5.625% Nts., Series J, 8/17/11                                                    1,015,000        992,911
------------------------------------------------------------------------------------------------------------
Berkshire Hathaway Finance Corp., 4.60% Sr. Nts., 5/15/13 7                       1,200,000      1,198,135
------------------------------------------------------------------------------------------------------------
CNA Financial Corp., 6.60% Sr. Unsec. Unsub. Nts., 12/15/08                         525,000        528,991
------------------------------------------------------------------------------------------------------------
GE Global Insurance Holding Corp., 7.50% Unsec. Nts., 6/15/10                     2,915,000      3,050,548
------------------------------------------------------------------------------------------------------------
Genworth Financial, Inc., 5.231% Sr. Nts., 5/16/09                                1,880,000      1,889,562
------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc. (The), 5.55%, Sr. Unsec. Nts.,
  8/16/08                                                                         1,415,000      1,417,570
------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc., 7.125% Sr. Unsec. Nts., 6/15/09                        480,000        484,937
------------------------------------------------------------------------------------------------------------
Metropolitan Life Global Funding I, 5.125% Sr. Sec. Nts., 4/10/13 3,7             2,360,000      2,327,262
------------------------------------------------------------------------------------------------------------
Monumental Global Funding II:
3.90% Nts., 6/15/09 3,7                                                           1,275,000      1,258,990
4.375% Nts., 7/30/09 3,7                                                          1,145,000      1,135,791
------------------------------------------------------------------------------------------------------------
Pricoa Global Funding I, 3.90% Nts., 12/15/08 3,7                                   660,000        656,987
------------------------------------------------------------------------------------------------------------
St. Paul Cos., Inc. (The), 8.125% Sr. Unsec. Nts., 4/15/10                        2,860,000      3,001,919
                                                                                              --------------

                                                                                                22,409,616

              24 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

                                                                                  PRINCIPAL
                                                                                     AMOUNT          VALUE
------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS--0.7%
Liberty Property LP, 6.375% Sr. Unsec. Unsub. Nts., 8/15/12                     $   805,000   $    789,576
------------------------------------------------------------------------------------------------------------
Mack-Cali Realty LP, 5.05% Sr. Unsec. Nts., 4/15/10                               2,900,000      2,866,873
                                                                                              --------------

                                                                                                 3,656,449

------------------------------------------------------------------------------------------------------------
HEALTH CARE--2.5%
------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.6%
Amgen, Inc., 4% Sr. Unsec. Nts., 11/18/09                                         2,930,000      2,934,448
------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--1.9%
Aetna, Inc., 7.875% Sr. Unsec. Nts., 3/1/11                                       6,200,000      6,621,650
------------------------------------------------------------------------------------------------------------
CIGNA Corp., 7% Sr. Unsec. Nts., 1/15/11                                          3,740,000      3,850,790
                                                                                              --------------

                                                                                                10,472,440

------------------------------------------------------------------------------------------------------------
INDUSTRIALS--2.2%
------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--0.7%
BAE Systems Holdings, Inc., 4.75% Nts., 8/15/10 7                                 3,480,000      3,524,213
------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.5%
FedEx Corp., 3.50% Sr. Unsec. Unsub. Nts., 4/1/09                                 2,800,000      2,791,009
------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.3%
R.R. Donnelley & Sons Co., 4.95% Sr. Unsec. Nts., 5/15/10                         1,725,000      1,690,034
------------------------------------------------------------------------------------------------------------
ROAD & RAIL--0.5%
CSX Corp., 4.875% Sr. Unsec. Nts., 11/1/09                                        2,910,000      2,915,136
------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.2%
GATX Financial Corp., 6% Nts., 11/19/08                                           1,045,000      1,054,780
------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--1.8%
------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--0.5%
Motorola, Inc., 8% Sr. Unsec. Nts., 11/1/11                                       2,760,000      2,821,432
------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--0.3%
NCR Corp., 7.125% Sr. Unsec. Unsub. Nts., 6/15/09                                 1,590,000      1,612,503
------------------------------------------------------------------------------------------------------------
IT SERVICES--0.2%
Convergys Corp., 4.875% Sr. Unsec. Nts., 12/15/09                                 1,045,000      1,054,618
------------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--0.8%
Xerox Corp., 9.75% Sr. Unsec. Nts., 1/15/09                                       4,140,000      4,262,337
------------------------------------------------------------------------------------------------------------
MATERIALS--0.7%
------------------------------------------------------------------------------------------------------------
METALS & MINING--0.2%
Rio Tinto Finance USA Ltd., 2.625% Unsec. Nts., 9/30/08                           1,295,000      1,291,257
------------------------------------------------------------------------------------------------------------
PAPER & FOREST PRODUCTS--0.5%
International Paper Co., 4.25% Sr. Unsec. Nts., 1/15/09                           2,785,000      2,776,244
------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.8%
------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--3.1%
British Telecommunications plc, 8.625% Nts., 12/15/10                             3,140,000      3,374,034
------------------------------------------------------------------------------------------------------------
Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10 1           3,660,000      3,874,172

              25 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (THE "SUBSIDIARY")
STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

                                                                                 PRINCIPAL
                                                                                    AMOUNT           VALUE
------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES Continued
Telecom Italia Capital SpA:
4% Sr. Unsec. Nts., 11/15/08                                                  $  1,445,000   $   1,444,957
4% Unsec. Unsub. Nts., 1/15/10                                                   1,890,000       1,865,492
------------------------------------------------------------------------------------------------------------
Telefonos de Mexico SAB de CV, 4.75% Sr. Unsec. Unsub. Nts., 1/27/10             3,455,000       3,479,088
------------------------------------------------------------------------------------------------------------
Verizon Pennsylvania, 5.65% Sr. Unsec. Unsub. Bonds, Series A, 11/15/11          2,900,000       2,923,609
                                                                                             ---------------

                                                                                                16,961,352

------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.7%
America Movil SAB de CV, 4.125% Unsec. Unsub. Nts., 3/1/09                         860,000         865,781
------------------------------------------------------------------------------------------------------------
Vodafone Group plc, 7.75% Unsec. Unsub. Nts., 2/15/10                            2,715,000       2,838,508
                                                                                             ---------------

                                                                                                 3,704,289

------------------------------------------------------------------------------------------------------------
UTILITIES--4.4%
------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--1.3%
Appalachian Power Co., 4.40% Sr. Unsec. Bonds, Series J, 6/1/10                  1,950,000       1,939,809
------------------------------------------------------------------------------------------------------------
FirstEnergy Corp., 6.45% Unsec. Unsub. Nts., Series B, 11/15/11                  3,370,000       3,461,694
------------------------------------------------------------------------------------------------------------
Westar Energy, Inc., 7.125% Sr. Unsec. Nts., 8/1/09                              1,350,000       1,392,297
                                                                                             ---------------

                                                                                                 6,793,800

------------------------------------------------------------------------------------------------------------
GAS UTILITIES--0.2%
Panhandle Eastern Pipe Line Co. LLC, 4.80% Sr. Unsec. Nts., 8/15/08              1,335,000       1,334,726
------------------------------------------------------------------------------------------------------------
MULTI-UTILITIES--2.9%
CenterPoint Energy, Inc., 7.25% Sr. Nts., Series B, 9/1/10                       2,660,000       2,745,870
------------------------------------------------------------------------------------------------------------
Dominion Resources, Inc., 5.125% Sr. Unsec. Unsub. Nts., Series D,
  12/15/09                                                                       1,950,000       1,972,690
------------------------------------------------------------------------------------------------------------
DTE Energy Co., 6.65% Sr. Unsec. Unsub. Nts., Series A, 4/15/09                  2,350,000       2,384,855
------------------------------------------------------------------------------------------------------------
Niagara Mohawk Power Corp., 7.75% Sr. Unsec. Nts., Series G, 10/1/08               600,000         605,127
------------------------------------------------------------------------------------------------------------
NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                         2,570,000       2,667,128
------------------------------------------------------------------------------------------------------------
Pacific Gas & Electric Co., 4.20% Unsec. Bonds, 3/1/11                             975,000         967,691
------------------------------------------------------------------------------------------------------------
Public Service Co. of Colorado, 4.375% Sr. Sec. Mtg. Bonds, Series 14,
  10/1/08                                                                        1,955,000       1,958,304
------------------------------------------------------------------------------------------------------------
Public Service Co. of New Mexico, 4.40% Sr. Unsec. Nts., 9/15/08                   415,000         413,592
------------------------------------------------------------------------------------------------------------
Sempra Energy, 7.95% Sr. Unsec. Unsub. Nts., 3/1/10                              1,755,000       1,851,077
                                                                                             ---------------

                                                                                                15,566,334
                                                                                             ---------------

Total Corporate Bonds and Notes (Cost $220,150,546)                                            218,590,661

------------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--7.1%
------------------------------------------------------------------------------------------------------------

Federal Home Loan Bank, 2%, 7/1/08 (Cost $38,656,000)                           38,656,000      38,656,000

              26 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

                                                           EXPIRATION      STRIKE
                                                                 DATE       PRICE      CONTRACTS                VALUE
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.3%
-----------------------------------------------------------------------------------------------------------------------

Natural Gas Futures, 7/29/08 Call 9
 (Cost $1,276,510)                                            7/28/08       $  13            169      $     1,343,550

-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $598,581,013)                                            109.9%         597,457,984
-----------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                       (9.9)         (53,673,333)
                                                                                          -----------------------------
NET ASSETS                                                                                 100.0%     $   543,784,651
                                                                                          =============================

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. Represents the current interest rate for a variable or increasing rate security.

2. Illiquid security. The aggregate value of illiquid securities as of June 30, 2008 was $1,086,454, which represents 0.20% of the Fund's net assets. See Note 7 of accompanying Notes.

3. All or a portion of the security is held in collateralized accounts to cover initial margin requirements on open futures contracts. The aggregate market value of such securities is $117,969,785. See Note 4 of accompanying Notes.

4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $3,766,457 or 0.69% of the Fund's net assets as of June 30, 2008.

5. When-issued security or delayed delivery to be delivered and settled after June 30, 2008. See Note 1 of accompanying Notes.

6. A sufficient amount of liquid assets has been designated to cover outstanding written call options.

7. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $18,313,254 or 3.37% of the Fund's net assets as of June 30, 2008.

8. This bond has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest. Rate reported represents the current interest rate for this variable rate security.

9. Non-income producing security.

--------------------------------------------------------------------------------
VALUATION INPUTS
--------------------------------------------------------------------------------

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

      1) Level 1--quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
      2) Level 2--inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market-corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
      3) Level 3--unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

              27 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (THE "SUBSIDIARY")
STATEMENT OF INVESTMENTS Unaudited / Continued
--------------------------------------------------------------------------------

FOOTNOTES TO STATEMENT OF INVESTMENTS Continued
--------------------------------------------------------------------------------
VALUATION INPUTS Continued
--------------------------------------------------------------------------------

The market value of the Fund's investments was determined based on the following inputs as of June 30, 2008:

                                                 INVESTMENTS IN    OTHER FINANCIAL
                                                     SECURITIES       INSTRUMENTS*
------------------------------------------------------------------------------------
Level 1--Quoted Prices                            $   1,343,548        $(4,025,727)
Level 2--Other Significant Observable Inputs        596,114,436                 --
Level 3--Significant Unobservable Inputs                     --                 --
                                                  ----------------------------------
Total                                             $ 597,457,984        $(4,025,727)
                                                  ==================================

*Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

--------------------------------------------------------------------------------
FUTURES CONTRACTS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                                                             UNREALIZED
                                      NUMBER OF                            APPRECIATION      PERCENTAGE OF
CONTRACT DESCRIPTION      BUY/SELL    CONTRACTS      EXPIRATION DATES    (DEPRECIATION)    FUND NET ASSETS
------------------------------------------------------------------------------------------------------------
Agriculture                    Buy                                         $  5,355,260               0.99%
Energy                         Buy                                            3,919,511               0.72
Crude Oil                      Buy        4,565       7/21/08-5/18/09        39,644,118               7.29
Energy                        Sell                                               (6,372)              0.00
Industrial Metals              Buy                                              714,731               0.13
Industrial Metals             Sell                                              499,642               0.09
Livestock                      Buy                                             (585,805)             (0.11)
Livestock                     Sell                                              126,221               0.02
Precious Metals                Buy                                            1,210,345               0.22
Precious Metals               Sell                                             (516,055)             (0.09)
Softs                          Buy                                              868,074               0.16
                                                                           ---------------------------------
                                                                           $ 51,229,670               9.42%
                                                                           =================================

--------------------------------------------------------------------------------
WRITTEN OPTIONS AS OF JUNE 30, 2008 ARE AS FOLLOWS:
--------------------------------------------------------------------------------

                                NUMBER OF        EXERCISE      EXPIRATION         PREMIUMS
DESCRIPTION           TYPE      CONTRACTS           PRICE            DATE         RECEIVED            VALUE
-------------------------------------------------------------------------------------------------------------
Crude Oil Futures     Call             40     $       150         7/17/08       $   82,692       $  (76,400)
Crude Oil Futures     Call             40             155         7/17/08           44,702           (4,800)
Wheat Futures         Call            123           1,000         7/25/08           88,871          (51,506)
Wheat Futures         Call            122           1,020         7/25/08           75,833          (39,650)
                                                                                -----------------------------
                                                                                $  292,098       $ (172,356)
                                                                                =============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              28 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (THE "SUBSIDIARY")
STATEMENT OF ASSETS AND LIABILITIES Unaudited
--------------------------------------------------------------------------------

JUNE 30, 2008
------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------
ASSETS
------------------------------------------------------------------------------------------------------------

Investments, at value (cost $598,581,013)--see accompanying statement of investments         $ 597,457,984
------------------------------------------------------------------------------------------------------------
Cash                                                                                               627,693
------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest                                                                                         4,683,710
Investments sold (including $614,047 sold on a when-issued or delayed delivery basis)              658,748
Other                                                                                                9,209
                                                                                             ---------------
Total assets                                                                                   603,437,344

------------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------------

Options written, at value (premiums received $292,098)--see accompanying
statement of investments                                                                           172,356
------------------------------------------------------------------------------------------------------------
Payables and other liabilities:
Investments purchased (including $7,731,838 purchased on a when-issued or
delayed delivery basis)                                                                         55,550,012
Futures margins                                                                                  3,853,371
Shareholder communications                                                                           2,474
Other                                                                                               74,480
Total liabilities                                                                               59,652,693

------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                   $ 543,784,651
                                                                                             ===============

------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
------------------------------------------------------------------------------------------------------------

Par value of shares of beneficial interest                                                   $      40,000
------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                     109,240,539
------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                               29,319,282
------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments                                                   354,958,447
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments                                                      50,226,383
                                                                                             ---------------
NET ASSETS--APPLICABLE TO 4,000,000 SHARES OF BENEFICIAL INTEREST OUTSTANDING                $ 543,784,651
                                                                                             ===============

------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                     $      135.95

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

              29 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the "SUBSIDIARY")
STATEMENT OF OPERATIONS Unaudited
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED JUNE 30, 2008
------------------------------------------------------------------------------
------------------------------------------------------------------------------
INVESTMENT INCOME
------------------------------------------------------------------------------

Interest (net of foreign withholding taxes of $6,662)           $ 11,054,509

------------------------------------------------------------------------------
EXPENSES
------------------------------------------------------------------------------

Management fees                                                    2,148,518
------------------------------------------------------------------------------
Directors' compensation                                                7,480
------------------------------------------------------------------------------
Custodian fees and expenses                                            1,053
------------------------------------------------------------------------------
Other                                                                 19,965
                                                                --------------
Total expenses                                                     2,177,016
Less reduction to custodian expenses                                    (930)
                                                                --------------
Net expenses                                                       2,176,086
------------------------------------------------------------------------------
NET INVESTMENT INCOME                                              8,878,423

------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
------------------------------------------------------------------------------

Net realized gain (loss) on:
Investments (including premiums on options exercised)                (15,407)
Closing and expiration of option contracts written                   909,019
Closing and expiration of futures contracts                      283,542,748
                                                                --------------
Net realized gain                                                284,436,360
------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
Investments                                                       (2,776,048)
Futures contracts                                                 13,835,130
Option contracts written                                              96,098
                                                                --------------
Net change in unrealized appreciation                             11,155,180

------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $304,469,963
                                                                ==============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             30 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the "SUBSIDIARY")
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                  SIX MONTHS            YEAR
                                                                                       ENDED           ENDED
                                                                                JUNE 30,2008    DECEMBER 31,
                                                                                 (UNAUDITED)            2007
--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
OPERATIONS
--------------------------------------------------------------------------------------------------------------

Net investment income                                                           $  8,878,423   $  14,572,645
--------------------------------------------------------------------------------------------------------------
Net realized gain                                                                284,436,360     145,259,201
--------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                             11,155,180      45,744,599
                                                                                ------------------------------
Net increase in net assets resulting from operations                             304,469,963     205,576,445

--------------------------------------------------------------------------------------------------------------
CAPITAL TRANSACTIONS
--------------------------------------------------------------------------------------------------------------

Net decrease in net assets resulting from beneficial interest transactions      (130,000,000)   (115,550,000)

--------------------------------------------------------------------------------------------------------------
NET ASSETS
--------------------------------------------------------------------------------------------------------------

Total increase                                                                   174,469,963      90,026,445
--------------------------------------------------------------------------------------------------------------
Beginning of period                                                              369,314,688     279,288,243
                                                                                ------------------------------
End of period (including accumulated net investment income of
$29,319,282 and $20,440,859, respectively)                                      $543,784,651   $ 369,314,688
                                                                                ==============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

             31 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the "SUBSIDIARY")
NOTES TO FINANCIAL STATEMENTS Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES

RAF Fund Ltd. (the "Fund") is organized as a Cayman Islands Company Limited by Shares. The Fund intends to carry on the business of an investment company and to acquire, invest in and hold by way of investment, sell and deal in commodities and interests therein including futures contracts, options and forward contracts, shares, stocks, call options, put options, debenture stock, bonds, obligations, certificates of deposit, bills of exchange and securities of all kinds. The Fund's investment manager is OppenheimerFunds, Inc. ("OFI" or "Investment Manager"). The Sub-Adviser is Oppenheimer Real Asset Management, Inc. ("ORAMI" or the "Subadviser"), a wholly-owned subsidiary of the Investment Manager. As of June 30, 2008, 100% of the Fund was owned by Oppenheimer Commodity Strategy Total Return Fund ("OCSTRF"). OFI is also the investment adviser of OCSTRF and ORAMI is also the Subadviser of OCSTRF.

      The beneficial interest of each investor in the Fund is represented by units of participating shares. The Fund's directors may further designate classes of participating shares and series within each class. As of June 30, 2008, the directors have not designated classes or series of outstanding participating shares. During the six months ended, all income, profits, losses and expenses, if any, of the Fund were allocated pro rata to all participating shares of the Fund. Issuance of additional participating shares is at the discretion of the Fund's directors.

      The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

      Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

      Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

             32 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

      Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

      Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

      Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

      "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

      In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

      Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

      There have been no significant changes to the fair valuation methodologies during the period.

             33 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the "SUBSIDIARY")
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of June 30, 2008, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

                                                 WHEN-ISSUED OR
                                               DELAYED DELIVERY
                                             BASIS TRANSACTIONS
                  -----------------------------------------------
                  Purchased securities             $  7,731,838
                  Sold securities                       614,047

--------------------------------------------------------------------------------
FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

      Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

             34 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

      The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
INVESTMENTS WITH OFF-BALANCE SHEET MARKET RISK. The Fund enters into financial instrument transactions that may have off-balance sheet market risk. Off-balance sheet market risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Fund's Statement of Assets and Liabilities.

--------------------------------------------------------------------------------
INCOME TAXES. The Fund has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes through May of 2036. No such taxes are levied in the Cayman Islands at the present time. The Fund is a Controlled Foreign Corporation under U.S. tax laws and as such is not subject to U.S. income tax. Therefore, the Fund is not required to record a tax provision.

--------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, if any, are declared and paid annually from the Fund's tax basis earnings and profits. Distributions are recorded on ex-dividend date.

--------------------------------------------------------------------------------
INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is recognized on an accrual basis. Discount and premium, which are included in interest income on the Statement of Operations, are amortized or accreted daily.

--------------------------------------------------------------------------------
CUSTODIAN FEES. "Custodian fees and expenses" in the Statement of Operations may include interest expense incurred by the Fund on any cash overdrafts of its custodian account during the period. Such cash overdrafts may result from the effects of failed trades in portfolio securities and from cash outflows resulting from unanticipated shareholder redemption activity. The Fund pays interest to its custodian on such cash overdrafts, to the extent they are not offset by positive cash balances maintained by the Fund, at a rate equal to the Federal Funds Rate plus 0.50%. The "Reduction to custodian expenses" line item, if applicable, represents earnings on cash balances maintained by the Fund during the period. Such interest expense and other custodian fees may be paid with these earnings.

--------------------------------------------------------------------------------
SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
INDEMNIFICATIONS. The Fund's organizational documents provide current and former directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of

             35 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the "SUBSIDIARY")
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1. SIGNIFICANT ACCOUNTING POLICIES Continued

business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

--------------------------------------------------------------------------------
OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
2. CAPITAL TRANSACTIONS

The Fund has authorized 5,000,000 participating shares of $.01 par value per share. The Fund issued 4,000,000 participating shares for $500,000 on August 15, 2006 in conjunction with OCSTRF's initial capitalization of the Fund. All subsequent capital contributions and withdrawals did not have participating shares associated with the transaction.

Capital transactions were as follows:

                                  SIX MONTHS ENDED          YEAR ENDED
                                     JUNE 30, 2008   DECEMBER 31, 2007
                                            AMOUNT              AMOUNT
          --------------------------------------------------------------
          Contributions              $   5,000,000     $    25,000,000
          Withdrawals                 (135,000,000)       (140,550,000)
                                     -----------------------------------
          Net decrease               $(130,000,000)    $  (115,550,000)
                                     ===================================

--------------------------------------------------------------------------------
3. EXPENSES

INVESTMENT MANAGEMENT FEES. Investment management fees paid to the Investment Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an average annual rate as shown in the following table:

          FEE SCHEDULE
          -----------------------------------
          Up to $200 million           1.00%
          Next $200 million            0.90
          Next $200 million            0.85
          Next $200 million            0.80
          Over $800 million            0.75

             36 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

--------------------------------------------------------------------------------
SUB-ADVISER FEES. The Investment Manager retains the Sub-Adviser to provide the day-to-day portfolio management of the Fund. Under the Sub-Advisory Agreement, the Investment Manager pays the Sub-Adviser an annual fee in monthly installments, based on the average daily net assets of the Fund at an average annual rate as shown in the following table:

          FEE SCHEDULE
          --------------------------------------------
          Up to $200 million                   0.500%
          Next $200 million                    0.450
          Next $200 million                    0.425
          Next $200 million                    0.400
          Over $800 million                    0.375

The Fund shall bear all fees and expenses related to the business and affairs of the Fund, including among others, directors' fees, audit fees, custodian fees and expenses in connection with the purchase and sale of securities and other Fund assets.

--------------------------------------------------------------------------------
4. FUTURES CONTRACTS

A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. The Fund may buy and sell futures contracts that relate to broadly based securities indices (financial futures), debt securities (interest rate futures) and various commodities (commodity index futures). The Fund may also buy or write put or call options on these futures contracts.

      Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued.

      Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses.

      Futures contracts are reported on a schedule following the Statement of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. Cash held by the broker to cover initial margin requirements on open futures contracts and the receivable and/or payable for the daily mark to market for variation margin are noted in the Statement of Assets and Liabilities. The net change in unrealized appreciation (depreciation) is reported in the Statement of Operations. Realized gains (losses) are reported in the Statement of Operations at the closing or expiration of futures contracts.

      Risks of entering into futures contracts (and related options) include the possibility that the Fund may be unable to enter into a closing transaction or an offsetting position due to an illiquid market and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund's securities.

             37 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

RAF FUND LTD. (the "SUBSIDIARY")
NOTES TO FINANCIAL STATEMENTS Unaudited / Continued
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
5. OPTION ACTIVITY

The Fund may buy and sell put and call options, or write put and covered call options. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.

      Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. The difference between the premium received or paid, and market value of the option, is recorded as unrealized appreciation or depreciation. The net change in unrealized appreciation or depreciation is reported in the Statement of Operations. When an option is exercised, the cost of the security purchased or the proceeds of the security sale are adjusted by the amount of premium received or paid. Upon the expiration or closing of the option transaction, a gain or loss is reported in the Statement of Operations.

      Securities designated to cover outstanding call or put options are noted in the Statement of Investments where applicable. Options written are reported in a schedule following the Statement of Investments and as a liability in the Statement of Assets and Liabilities.

      The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security or commodity increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security or commodity decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk that there may be an illiquid market where the Fund is unable to close the contract.

Written option activity for the six months ended June 30, 2008 was as follows:

                                            CALL OPTIONS               PUT OPTIONS
                                ------------------------   -------------------------
                                NUMBER OF      AMOUNT OF   NUMBER OF     AMOUNT OF
                                CONTRACTS       PREMIUMS   CONTRACTS      PREMIUMS
------------------------------------------------------------------------------------
Options outstanding as of
December 31, 2007                      39   $     27,788          --   $        --
Options written                     1,187      1,042,195       2,342       480,920
Options closed or expired            (815)      (706,452)     (1,994)     (373,853)
Options exercised                     (86)       (71,433)       (348)     (107,067)
                                ----------------------------------------------------
Options outstanding as of
June 30, 2008                         325   $    292,098          --   $        --
                                ====================================================

--------------------------------------------------------------------------------
6. ILLIQUID SECURITIES

As of June 30, 2008, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. Securities that are illiquid are marked with the applicable footnote on the Statement of Investments.

             38 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND

--------------------------------------------------------------------------------
7. FINANCIAL HIGHLIGHTS

The following represents the total return of the Fund for the six months ended June 30, 2008. Total return was calculated based upon the daily returns of the Fund during this period. The calculation has not been annualized for reporting purposes:

      Six Months Ended June 30, 2008 (Unaudited)          88.37%
      Year Ended December 31, 2007                        80.70%
      Four Months Ended December 31, 2006 1              (15.18)%
      Period Ended August 31, 2006 2                      (2.47)%

The following represents certain financial ratios of the Fund for the periods noted. The computation of the net investment income and total expense ratios was based upon the daily net assets of the Fund during these periods. The calculations have been annualized for reporting purposes:

                                                                      FOUR MONTHS
                                SIX MONTHS ENDED      YEAR ENDED            ENDED        PERIOD ENDED
                                   JUNE 30, 2008   DEC. 31, 2007   DEC. 31,2006 1   AUGUST 31, 2006 2
-------------------------------------------------------------------------------------------------------
Ratios to average net assets:
Net investment income                       3.86%           4.41%            4.47%               4.45%
Total expenses                              0.95%           0.97%            0.99%               0.84%

1. The Fund changed its fiscal year end from August 31 to December 31.

2. For the period from August 15, 2006 (commencement of operations) through August 31, 2006.

--------------------------------------------------------------------------------
8. RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 161, "Disclosures about Derivative Instruments and Hedging Activities." This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

             39 | OPPENHEIMER COMMODITY STRATEGY TOTAL RETURN FUND



ITEM 2. CODE OF ETHICS.

Not applicable to semiannual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

THE FUND'S GOVERNANCE COMMITTEE PROVISIONS WITH RESPECT TO NOMINATIONS OF DIRECTORS/TRUSTEES TO THE RESPECTIVE BOARDS

1. The Fund's Governance Committee (the "Committee") will evaluate potential Board candidates to assess their qualifications. The Committee shall have the authority, upon approval of the Board, to retain an executive search firm to assist in this effort. The Committee may consider recommendations by business and personal contacts of current Board members and by executive search firms which the Committee may engage from time to time and may also consider shareholder recommendations. The Committee may consider the advice and recommendation of the Funds' investment manager and its affiliates in making the selection.

2. The Committee shall screen candidates for Board membership. The Committee has not established specific qualifications that it believes must be met by a trustee nominee. In evaluating trustee nominees, the Committee considers, among other things, an individual's background, skills, and experience; whether the individual is an "interested person" as defined in the Investment Company Act of 1940; and whether the individual would be deemed an "audit committee financial expert" within the meaning of applicable SEC rules. The Committee also considers whether the individual's background, skills, and experience will complement the background, skills, and experience of other nominees and will contribute to the Board. There are no differences in the manner in which the Committee evaluates nominees for trustees based on whether the nominee is recommended by a shareholder.

3. The Committee may consider nominations from shareholders for the Board at such times as the Committee meets to consider new nominees for the Board. The Committee shall have the sole discretion to determine the candidates to present to the Board and, in such cases where required, to shareholders. Recommendations for trustee nominees should, at a minimum, be accompanied by the following:

      - the name, address, and business, educational, and/or other pertinent background of the person being recommended;

      - a statement concerning whether the person is an "interested person" as defined in the Investment Company Act of 1940;

      - any other information that the Funds would be required to include in a proxy statement concerning the person if he or she was nominated; and

      - the name and address of the person submitting the recommendation and, if that person is a shareholder, the period for which that person held Fund shares.

      The recommendation also can include any additional information which the person submitting it believes would assist the Committee in evaluating the recommendation.

4. Shareholders should note that a person who owns securities issued by Massachusetts Mutual Life Insurance Company (the parent company of the Funds' investment adviser) would be deemed an "interested person" under the Investment Company Act of 1940. In addition, certain other relationships with Massachusetts Mutual Life Insurance Company or its subsidiaries, with registered broker-dealers, or with the Funds' outside legal counsel may cause a person to be deemed an "interested person."

5. Before the Committee decides to nominate an individual as a trustee, Committee members and other directors customarily interview the individual in person. In addition, the individual customarily is asked to complete a detailed questionnaire which is designed to elicit information which must be disclosed under SEC and stock exchange rules and to determine whether the individual is subject to any statutory disqualification from serving as a trustee of a registered investment company.

ITEM 11.  CONTROLS AND PROCEDURES.

Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 06/30/2008, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

There have been no changes in the registrant's internal controls over financial reporting that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)   (1) Not applicable to semiannual reports.

      (2) Exhibits attached hereto.

      (3) Not applicable.

(b)   Exhibit attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Commodity Strategy Total Return Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 08/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 08/07/2008